As filed with the Securities and Exchange Commission on April 10, 2025
Registration No. 333-276341

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  [  ]
Post-Effective Amendment No. 1 [X]
(Check appropriate box or boxes.)
-----------------------------------
MEMBERS Life Insurance Company
(Name of Insurance Company)
2000 Heritage Way
Waverly, Iowa 50677
(Address of Insurance Company’s Principal Executive Offices) (Zip Code)
(319) 352-4090
(Insurance Company’s Telephone Number, including Area Code)
Britney Schnathorst, Esq.
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
(319) 352-4090
(Name and Address of Agent for Service)
--------------------------------------------
COPY TO:
Stephen E. Roth, Esq.
Thomas E. Bisset, Esq.
Eversheds Sutherland (US) LLP
700 Sixth Street, NW, Suite 700
Washington, DC  20001
(202) 383-0100
Approximate Date of Proposed Public Offering:  As soon as possible after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On May 1, 2025 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  On May 1, 2025 pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”).
If appropriate, check the following box:
  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐  New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)
☐  Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))
☐  If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☒  Insurance Company relying on Rule 12h-7 under the Exchange Act
☐  Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered: MEMBERS® Zone Annuity

MEMBERS® Zone Annuity
Issued by:
MEMBERS Life Insurance Company
2000 Heritage Way
Waverly, Iowa 50677
Telephone number: 800-798-5500
Offered Through: CUNA Brokerage Services, Inc.
DATED MAY 1, 2025
This Prospectus describes the MEMBERS® Zone Annuity, an individual or joint owned, single premium deferred index annuity contract issued by MEMBERS Life Insurance Company.
You may purchase the Contract with a single Purchase Payment of at least $5,000. We do not allow additional
Purchase Payments. The Contract is a complex investment and involves risks, including potential loss of principal. Please keep this Prospectus for future reference. This Prospectus describes all material rights and obligations of Owners, including all state variations, and provides important information you should know before investing. You should speak with a financial professional about the Contract’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. We no longer issue new Contracts.
The Contract is designed primarily for individuals, corporations, financial institutions, trusts, and certain retirement plans that qualify for special federal income tax treatment associated with annuity Contracts, as well as those that do not qualify for such treatment. Under your Contract, you choose the duration of the Initial Index
Period, which can be 5, 6, 7 or 10 years. During the Initial Index Period, you may allocate your Contract Value among two index-linked options (the "Risk Control Accounts") for accumulation and long-term investment purposes. After the Initial Index Period, only the Secure Account will be available as an investment option. (For
Contracts issued in California, after the Initial Index Period, you must select either an Income Payment Option or a lump sum payment of Contract Value. See Appendix B for this and other state variations.) We reserve the right to add or substitute the Index for a Risk Control Account. Not all investment options may be available in all markets where we offer the Contract. Additional information about each investment option is provided in
Appendix A.
We credit interest to the Risk Control Accounts at the end of each Contract Year based in part on the performance of the S&P 500 Price Return Index (the “Index”) by comparing the change in the Index from each
Contract Anniversary (the first day of the Contract Year) to the last day of the Contract Year. When funds are withdrawn from a Risk Control Account prior to the Contract Anniversary for a surrender or withdrawal, index interest is calculated up to the date of withdrawal. It is possible that you will not earn any interest in a Risk
Control Account or that we may credit negative interest to the Growth Account.
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. The Floors may provide protection by limiting the amount of negative interest credited to you from negative Index performance, but the Caps may limit the amount of interest you can earn from positive Index performance.
•The Floor is the maximum amount of negative Index interest that we will credit you at the end of a
Contract Year. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account Value. The Growth Account has a Floor of
-10%, which means that negative Index performance could reduce your Risk Control Account Value by up to 10% each year. The Floor rate will not change during the life of your Contract. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10%
(with a Floor of -10%) each Contract Year due to negative Index performance. The Floor does not limit losses from the Surrender Charge, Market Value Adjustment, or taxes.
•The Cap is the maximum amount of positive Index interest that we will credit you at the end of a
Contract Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure
Account. This allows for the potential for greater increases to your Risk Control Account Value allocated to the Growth Account. On the first Contract Anniversary and each subsequent Contract Anniversary, we set the Cap, which we guarantee for the next Contract Year. The Cap will never be less than 1%. With the Cap, you may receive only a portion of any positive Index performance.
The Contract is not a short-term investment and is not appropriate if you need ready access to cash.
Partial withdrawals or surrender of the Contract may result in Surrender Charges, a Market Value
Adjustment, and federal income taxes and a 10% additional tax.
•If you surrender your Contract or take a partial withdrawal during the Initial Index Period, you may pay a
Surrender Charge of up to 9% of the amount being withdrawn that exceeds the free annual withdrawal amount.
•If you surrender your Contract or take a partial withdrawal during the Initial Index Period, we will apply a
Market Value Adjustment (“MVA”) (which may be positive or negative) to the amount being withdrawn that exceeds the free annual withdrawal amount. A negative MVA may significantly decrease the amount you receive upon surrender or partial withdrawal. Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, in the future. During the Initial Index
Period, if you make withdrawals or surrenders exceeding the free annual withdrawal amount
(which is provided beginning in Contract Year 2), it is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the MVA for Contract
Value allocated to the Secure Account, and up to 99% of your principal and previously credited interest per year due to the MVA for Contract Value allocated to the Growth Account.
•If you surrender your Contract in Contract Year 1, you may pay a Surrender Charge of 9% and an MVA.
For Contract Year 1, there is no free annual withdrawal amount and we do not allow partial withdrawals, with the exception to allow for requirements set forth by the Internal Revenue Code. Therefore, if you surrender your Contract in Contract Year 1, it is possible in extreme circumstances to lose up to
100% of your principal and interest due to the MVA regardless of the Risk Control Account to which you allocated Contract Value.
•Partial withdrawals and surrenders are subject to federal income taxes and may be subject to a 10%
additional tax if taken before age 59½.
•Although the Contract permits systematic withdrawals (including for Required Minimum Distributions under the Internal Revenue Code) from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
The Contract is a security. It involves investment risk and other risks and may lose value. For additional information on risks associated with the Contract, see “Principal Risks of Investing in the Contract” on Page 13.
The guarantees in this Contract are subject to the Company’s financial strength and claims-paying ability.
Additional information about certain investment products, including index-linked annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at investor.gov/.
The Contract or certain investment options may not be available in all states. This Prospectus does not constitute an offer to sell any Contract and it is not soliciting an offer to buy any Contract in any state in which the offer or sale is not permitted. We do not authorize anyone to provide any information or representations regarding the offering described in this Prospectus other than the information and representations contained in this Prospectus.
Neither the SEC nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. The Contracts are not insured by the Federal Deposit Insurance Corporation or any other government agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal and previously credited interest.
i

TABLE OF CONTENTS

GLOSSARY ...............................................................................................................................................	1
OVERVIEW OF THE CONTRACT .........................................................................................................	4
Purpose ..................................................................................................................................................	4
Purchase and Contract Periods ..........................................................................................................	4
Investment Options ...............................................................................................................................	4
Withdrawal Options and Market Value Adjustment .........................................................................	6
Other Contract Features ......................................................................................................................	7
KEY INFORMATION ................................................................................................................................	8
FEE TABLE ................................................................................................................................................	12
PRINCIPAL RISKS OF INVESTING IN THE CONTRACT ................................................................	13
THE INSURANCE COMPANY AND SEPARATE ACCOUNT ..........................................................	16
MEMBERS Life Insurance Company ................................................................................................	16
The Risk Control Separate Account ...................................................................................................	17
GETTING STARTED - THE ACCUMULATION PERIOD ..................................................................	17
Purchasing a Contract ..........................................................................................................................	17
Tax-Free Section 1035 Exchanges ....................................................................................................	17
Owner .....................................................................................................................................................	18
Divorce ....................................................................................................................................................	18
Beneficiary .............................................................................................................................................	18
ALLOCATING YOUR PURCHASE PAYMENT ...................................................................................	18
Purchase Payment ...............................................................................................................................	18
Initial Index Period ................................................................................................................................	19
Investment Options ...............................................................................................................................	19
Reallocations - Automatic Rebalance Program ...............................................................................	20
RISK CONTROL ACCOUNT OPTION ..................................................................................................	20
Crediting Interest ....................................................................................................................................	20
The Index ...............................................................................................................................................	21
Limits on Index Losses and Gains .....................................................................................................	21
Index Annual Return Examples ..........................................................................................................	22
Bailout Provision ...................................................................................................................................	23
Investment Option and Index Changes .............................................................................................	23
CONTRACT VALUE .................................................................................................................................	24
CHARGES AND ADJUSTMENTS .........................................................................................................	27
Surrender Charge .................................................................................................................................	27
Market Value Adjustment (“MVA”) ......................................................................................................	29
Change of Annuitant Endorsement Charge ......................................................................................	30
Premium Taxes ......................................................................................................................................	30
Other Information ..................................................................................................................................	30
ACCESS TO YOUR MONEY ..................................................................................................................	30
Partial Withdrawals ...............................................................................................................................	30
Surrenders .............................................................................................................................................	31
Free Annual Withdrawal Amount ........................................................................................................	31
Partial Withdrawal and Surrender Restrictions ................................................................................	32
Right to Defer Payments ......................................................................................................................	32
BENEFITS AVAILABLE UNDER THE CONTRACT ..........................................................................	32
ii

Death Benefit .........................................................................................................................................	32
Automatic Rebalance Program ...........................................................................................................	34
Systematic Withdrawals .......................................................................................................................	34
INCOME PAYMENTS – THE PAYOUT PERIOD ................................................................................	35
Payout Date ...........................................................................................................................................	35
Terms of Income Payments .................................................................................................................	35
Electing an Income Payment Option .................................................................................................	36
Income Payout Options ........................................................................................................................	36
FEDERAL INCOME TAX MATTERS ....................................................................................................	37
OTHER INFORMATION ...........................................................................................................................	42
Important Information about Indices ..................................................................................................	42
Distribution of the Contract ..................................................................................................................	44
Authority to Change ..............................................................................................................................	45
Incontestability .......................................................................................................................................	45
Misstatement of Age or Gender ..........................................................................................................	45
Conformity with Applicable Laws ........................................................................................................	45
Reports to Owners ...............................................................................................................................	45
Householding .........................................................................................................................................	45
Change of Address ...............................................................................................................................	46
Inquiries ..................................................................................................................................................	46
Legal Proceedings ................................................................................................................................	46
FINANCIAL STATEMENTS ....................................................................................................................	46

APPENDIX A: Investment Options Available Under the Contract.........................................	A-1
APPENDIX B: State Variations of Certain Features and Benefits..........................................	B-1

GLOSSARY

Accumulation Period – The Accumulation Period is the period of time that begins on the Contract Issue
Date and ends on the Payout Date, or the date the Contract is terminated if earlier.
Adjusted Index Value – The Initial Index Value adjusted for the Cap or Floor for the current Contract
Year.
Administrative Office – MEMBERS Life Insurance Company, 2000 Heritage Way, Waverly, Iowa 50677.
Phone: 1-800-798-5500.
Age – Age as of last birthday.
Annuitant (joint annuitant) – The natural person(s) whose life (or lives) determines the amount of annuity payments under the Contract.
Automatic Rebalance Program – A program to automatically transfer values between the Risk Control
Accounts to achieve the balance of Contract Value equal to the allocation percentages you requested.
The Automatic Rebalance Program is only in effect during the Initial Index Period.
Bailout Provision – If the Cap for your Risk Control Account is set below the bailout rate prominently displayed on your Data Page, the Bailout Provision allows you to make a withdrawal of some or all of the
Contract Value attributable to that Risk Control Account without a Surrender Charge or MVA during the
Initial Index Period.
Beneficiary – The person(s) (or entity) you named to receive proceeds payable due to the death of the
Owner. Before the Payout Date, if no Beneficiary survives the Owner, we will pay the Death Benefit proceeds to the Owner’s estate.
Business Day – Any day both the Company and the New York Stock Exchange are open for business.
The Company will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. We are closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.
Cap – The maximum index interest rate that we may use to determine Credited Index Interest. We may change this rate at the beginning of a Contract Year.
Closing Index Value – The closing value of the Index on a date on which we calculated Index Interest.
Company – MEMBERS Life Insurance Company; also referred to as “we”, “our” and “us”.
Contingent Owner – A contingent owner assumes control of the Contract and becomes the new Owner if the original Owner(s) dies before the Annuitant.
Contract – The MEMBERS Zone Annuity, an individual or joint owned, single premium deferred annuity contract issued by MEMBERS Life Insurance Company.
Contract Anniversary – The same day and month as the Contract Issue Date for each year the Contract remains in force.
Contract Issue Date – The date from which Contract Years and Contract Anniversaries are determined.
The Contract Issue Date is shown on your Data Page.
Contract Value – The current value of your annuity as provided under this Contract during the
Accumulation Period.
Contract Year – Any twelve-month period beginning on the Contract Issue Date or Contract Anniversary and ending one day before the next Contract Anniversary.

Credited Index Interest – The amount of Index Interest credited on each Contract Anniversary and at time of partial withdrawal, surrender, death and annuitization. Credited Index Interest may be positive or negative and will impact Contract Value.
Credited Index Interest Rate – The rate used to determine the index interest to be applied to Contract
Value.
Data Page – Pages attached to your Contract that describe certain terms applicable to your specific
Contract.
Death Benefit – The Contract Value adjusted for Credited Index Interest as of the date death benefits are payable.  We do not apply the Surrender Charge or MVA in determining the death benefit payable.
Floor – The minimum index interest rate that we may use to determine the Credited Index Interest.
General Account – All of the Company’s assets other than the assets in the Separate Account.
Good Order – All necessary documents and forms that are complete and in our possession. To be in
“Good Order,” an instruction must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions and any payment amount must meet our minimum requirements to complete the request. We reserve the right to change, from time to time, our requirements for what constitutes Good
Order and which documents, forms and payment amounts are required in order for us to complete your request. We will provide you a written notice of any change in our requirements for what constitutes
“Good Order” at least 10 days in advance of such change.
Income Payment Option – An option to receive income payments during the Payout Period.
Index – The S&P 500 Price Return Index or any substituted suitable alternative index.
Index Interest – Interest we calculate that is based in part on the performance of an Index.
Initial Index Value – The index value as of the beginning of the current Contract Year.
Initial Index Period – The period beginning on the Contract Issue Date and ending on the Initial Index
Period Expiration Date specified on your Contract Data Page. Under your Contract, you choose the duration of the Initial Index Period, which can be 5, 6, 7 or 10 years.
Internal Revenue Code – The Internal Revenue Code of 1986, as amended.
Market Value Adjustment (“MVA”) – An adjustment that we will make to the amount you receive if you surrender the Contract or take a partial withdrawal during the Initial Index Period.
Non-Qualified Contract – An annuity contract that is independent of any formal retirement or pension plan.
Owner – The person(s) (or entity) who owns the Contract and whose death determines the Death Benefit.
If there are multiple Owners, each Owner will be a joint Owner of the Contract and all references to
Owner will mean joint Owners. The Owner has all rights, title and interest in this Contract during the
Accumulation Period. The Owner may exercise all rights and options stated in this Contract, subject to the rights of any irrevocable Beneficiary. The Owner is also referred to as “you” or “your.”
Payee – The person(s) (or entity) who receives income payments during the Payout Period while the
Annuitant is living. The Payee is the Owner, unless otherwise designated. A minor cannot be the Payee.
Payout Date – The date we begin making income payments to the Payee from the Contract.
Payout Period – The phase the Contract is in once income payments begin.
Purchase Payment – A single payment that we require to issue the Contract. We do not allow any additional Purchase Payments under the Contract.
Qualified Contract – An annuity that is part of an individual retirement plan, pension plan or employer-
sponsored retirement program that is qualified for special tax treatment under the Internal Revenue Code.

Risk Control Account – An interest crediting option to which you may allocate your contract value.
Risk Control Account Value – The amount of Contract Value allocated to a Risk Control Account.
Surrender Charge – The charge we assess when you surrender the Contract or make a partial withdrawal of Contract Value during the Initial Index Period.
Surrender Value – The amount you are entitled to receive under this Contract, in the event this Contract is terminated during the Accumulation Period.
Written Request – A request in writing and in a form satisfactory to us signed by the Owner and received at our Administrative Office. A Written Request may also include a telephone or fax request for specific transactions, if permitted under our current administrative procedures.

OVERVIEW OF THE CONTRACT

The following is a summary of the key features of the Contract. This summary does not include all of the information you should consider before purchasing a Contract. You should carefully read the entire
Prospectus, which contains more detailed information concerning the Contract and the Company, before making an investment decision.
You should speak with a financial professional about the Contract’s features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. The Company is not an investment adviser and does not provide any investment advice to you in connection with your
Contract.
Purpose
Your Contract is an individual or joint owned, single premium deferred annuity contract. The Contract is designed primarily for individuals, corporations, financial institutions, trusts, and certain retirement plans that qualify for special federal income tax treatment associated with annuity Contracts, as well as those that do not qualify for such treatment. Your Contract can help you save for retirement because it can allow your Contract Value to earn interest on a tax-deferred basis and you can later elect to receive retirement income for life or a period of years. You generally will not pay taxes on your earnings until you withdraw them.
The Contract is designed for long-term investors and is not intended for someone who needs ready access to cash.
Purchase and Contract Periods
You may purchase the Contract with a single Purchase Payment of at least $5,000. You may not make additional Purchase Payments.
There are two periods to your Contract: an Accumulation Period and a Payout Period.
Accumulation Period. The Accumulation Period begins on the Contract Issue Date and continues until the Payout Date. During the Accumulation Period, you allocate your Purchase Payments and Contract
Value to the Risk Control Accounts, which are briefly described below. Additional information about each investment option is provided in Appendix A.
Payout Period. The Payout Period begins on the Payout Date and continues while income payments are paid. During the Payout Period, you can elect to receive income payments by applying Contract Value to the income options offered in your Contract. When the Payout Period begins, you will no longer be able to make withdrawals. The Death Benefit terminates when the Contract Value is applied to an Income Payout
Option.
Investment Options
You must specify the percentage of your Purchase Payment to be allocated to each investment option on the Contract Issue Date. Your Purchase Payment and Contract Value will be allocated according to your allocation instructions on file with us. The current investment options under the Contract are shown in the tables below. Not all Allocation Options may be available in all markets where we offer the Contract. See
Appendix B for State Variations.

Investment Options During the Initial Index Period
Interest Term*	Index	Risk Control Account	Crediting Strategy**
1 Year	S&P 500	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap

Investment Options after the Initial Index Period
Interest Term*	Index	Risk Control Account	Crediting Strategy**
1 Year	S&P 500	Secure Account	0% Floor, Cap
*The Interest Term is the period for which interest is calculated for an investment option.
**The Floor will not change during the life of your Contract. We set the Cap each year for the next
Contract Year. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the
Secure Account. The Cap will always be at least 1%.
The Initial Index Period and Reallocations. Under your Contract, you choose the duration of the Initial
Index Period. We offer Initial Index Periods with durations of 5, 6, 7 or 10 years.
Upon each Contract Anniversary, after Credited Index Interest has been applied, the Automatic
Rebalance Program will reallocate your Contract Value between the Risk Control Accounts based on your most recent allocation instructions that we have on file or the allocation applied on the Contract Issue
Date if no additional allocation change requests have been made.
You may change your allocation of Contract Value between Risk Control Accounts once each Contract
Year during the Initial Index Period. Your request to change your allocation instructions must be received at our Administrative Office at least two Business Days prior to your Contract Anniversary for the instructions to be effective for that Contract Anniversary. If we do not receive your Written Request in time for the next Contract Anniversary, your instructions will be effective the following Contract Anniversary.
As described below, withdrawals before the end of the Initial Index Period could significantly reduce the values under the Contract and the amount you receive from any payments.
Risk Control Accounts. We credit interest to the Risk Control Accounts at the end of the Contract Year
based in part on the performance of the S&P 500 Price Return Index (the “Index”) by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the Contract Year. When funds are withdrawn from a Risk Control Account prior to the Contract
Anniversary for a surrender or withdrawal, index interest is calculated up to the date of withdrawal. It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account.
The Index can go up or down based on the securities prices of the companies that comprise it.
The Index does not include dividends paid on the securities comprising it and therefore does not reflect the full investment performance of the underlying securities. Because Index interest is calculated at a single point in time (on each Contract Anniversary), you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year. You could lose a significant amount of money if the Index declines in value.

Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. The Floors may provide protection by limiting the amount of negative interest credited to you from negative Index performance, but the Caps may limit the amount of interest you can earn from positive Index performance. Both Risk Control Accounts are available as investment options during the Initial Index Period. After the Initial Index Period, only the
Secure Account will be available as an investment option under the Contract.
•The Floor is the maximum amount of negative Index interest that we will credit you each
Contract Year. The Floor will not change during the life of your Contract. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor.
For example, if the reference Index performance is -25% and the Floor is -10%, we will credit
-10% in interest at the end of the Contract Year, meaning your Risk Control Account Value will decrease by 10% due to negative Index performance. The Secure Account provides the most protection from negative investment performance. The Secure Account has a Floor of 0%, which means that negative Index performance will not reduce your Risk Control Account
Value. The Growth Account has a Floor of -10%, which means that negative Index performance could reduce your Risk Control Account Value by up to 10% each year. It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of -10%) each
Contract Year due to negative Index performance. The Floor does not limit losses from the
Surrender Charge, MVA, or taxes.
•The Cap is the maximum amount of positive Index interest that we will credit you at the end of a
Contract Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the Cap. For example, if the reference Index performance is 12% and the Cap is
4%, we will credit 4% in interest at the end of the Contract Year, meaning your Risk Control
Account Value will increase by 4% due to positive Index performance. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the Secure Account. This allows for the potential for greater increases to Risk Control Account Value allocated to the Growth Account. We may set a new Cap prior to each Contract Anniversary for the next Contract Year and will send you written notice at least fifteen days prior to the Contract Anniversary. The Cap minimum Cap is 1%. With the Cap, you may receive only a portion of any positive Index performance.
Changes to Investment Options. The same Index will generally be used for each Risk Control Account for the duration of the Contract Year. However, if the publication of an Index is discontinued, or calculation of the Index is materially changed, we will substitute a suitable Index that will be used for the remainder of the Contract Year and will notify you of the change in advance. If we substitute an Index, the performance of the new Index may differ from the original Index, which may, in turn, affect the Index interest credited and your Contract Value.
Withdrawal Options and Market Value Adjustment
This Contract may not be appropriate for you if you intend to take partial withdrawals (including systematic withdrawals and Required Minimum Distributions) or surrender the Contract. However, the Contract offers the following liquidity features during the Accumulation Period. See Access to Your
Money for more details.
•Free annual withdrawal amount – Beginning in Contract Year 2, each Contract Year you may withdraw up to 10% of your Contract Value determined as of the beginning of the Contract Year without incurring any Surrender Charge or MVA. In Contract Year 1, one time withdrawals will be permitted only for purposes of meeting requirements set forth by the Internal Revenue Code. The free annual withdrawal amount may be larger for certain Qualified Contracts to satisfy minimum distribution requirements set forth in the Internal Revenue Code.
•Systematic Withdrawals - You may elect to receive payments, monthly, quarterly, semi-annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value. Surrender Charges and an MVA may apply. Although the Contract permits systematic withdrawals (including for Required Minimum Distributions under the Internal Revenue Code)
before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you.
•Partial withdrawals – You may take up to two withdrawals each Contract Year beginning in
Contract Year 2 to the beginning of the Payout Period. We do not allow withdrawals in Contract
Year 1, with the exception to allow for requirements set forth by the Internal Revenue Code.
Partial withdrawals in excess of the free annual withdrawal amount will be subject to a Surrender
Charge of up to 9% and an MVA.
•Full surrender – You may surrender your Contract at any time prior to beginning the Payout
Period. Upon full surrender, a Surrender Charge and MVA may apply.
Withdrawals will reduce the Death Benefit, perhaps by significantly more than the amount of the withdrawal. Additionally, withdrawals from Risk Control Accounts during the Initial Index Period will be subject to an MVA, which may be positive or negative and could result in the loss of principal and previously credited interest. A negative MVA may significantly decrease the amount you receive upon surrender or partial withdrawal. It is possible in extreme circumstances to lose up to 100% of your principal and previously credited interest due to the MVA, regardless of the Risk Control Account to which you allocated Contract Value. Withdrawals and surrenders may also be subject to a
Surrender Charge. Withdrawals and surrenders are subject to income taxes, and if taken before the
Owner is age 59½, a 10% additional tax may apply.
Other Contract Features
Death Benefit. The Contract provides a Death Benefit during the Accumulation Period equal to the
Contract Value adjusted for Credited Index Interest as of the date Death Benefits are payable. We do not apply the Surrender Charge or MVA in determining the Death Benefit payable.
Income Options. You have several income options to choose from during the Payout Period. Income payments will start on the Payout Date and continue based on the option you elect.
Change of Annuitant Endorsement Charge. If you change the Annuitant within the first two Contract
Years, we reserve the right to assess a fee to offset the expenses incurred. This fee will not exceed $150 and will be assessed on a pro-rata basis proportional to your Contract Value in the Risk Control Accounts.
Bailout Provision. If the Cap for your Risk Control Account is set below the bailout rate for that Risk
Control Account specified on your Data Page, the Bailout Provision allows you to withdraw some or all of the Contract Value attributable to that Risk Control Account during the 30-day period following a Contract
Anniversary without incurring any Surrender Charge or MVA. If the Cap for your Risk Control Account is less than the bailout rate, we may, at our discretion, restrict transfers into that Risk Control Account. See
“Risk Control Account Option – Bailout Provision” for more details.

KEY INFORMATION

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE MEMBERS ZONE ANNUITY
FEES, EXPENSES, AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you surrender your contract or take a withdrawal
during the Initial Index Period, you may be assessed a
Surrender Charge of up to 9% of the amount withdrawn in
excess of the free annual withdrawal amount. For example, if you were to surrender your Contract during the first Contract
Year (when there is no free annual withdrawal amount), you
could pay a surrender charge of up to $9,000 on a $100,000
investment.
Your loss will be greater if there is a negative MVA, income taxes, or an additional tax.
If you surrender your Contract or take a withdrawal during the
Initial Index Period, we will apply an MVA (which may be
positive or negative) to the amount being withdrawn that is in excess of the free annual withdrawal amount.
The MVA could result in the loss of your principal and
previously credited interest, regardless of the investment
option to which you allocated Contract Value. In extreme
circumstances, such losses could be as high as 100% of
your Contract Value allocated to a Risk Control Account.
Fee Table Charges and Adjustments
Are There Transaction Charges?	Yes. In addition to Surrender Charges and the MVA, if you change the Annuitant within the first two Contract Years, we reserve the right to assess a fee to offset the expenses incurred.	Fee Table Charges and Adjustments
Are There Ongoing Fees and Expenses?
Yes. There is an implicit ongoing fee on the Risk Control
Accounts to the extent that the Cap limits your
participation in Index gains.
This means your returns may be lower than the Index's
returns; however, in exchange for accepting limits on Index
gains, you receive some protection from Index losses through the Floor.
Please refer to your Data Page for information about the
specific implicit fees you will pay each year based on the
options you have elected.
Fee Table Charges and Adjustments

RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?
Yes. You can lose money by investing in the Contract,
including loss of principal and previously credited interest, due to negative Index performance. There is a risk of loss of principal and previously credited interest with the Growth
Account of up to 10% (with a Floor of -10%) each Contract
Year due to negative Index performance.
Principal Risks of Investing in the Contract
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not
appropriate if you need ready access to cash. The benefits of tax deferral mean that the Contract is more beneficial if you have a long time horizon.
Withdrawals and surrenders may be subject to a Surrender
Charge, an MVA (which may be positive or negative), and
federal and state income taxes, and, if taken before age 59½, a 10% additional tax. Withdrawals will also reduce the Death
Benefit and Contract Values, perhaps by significantly more
than the amount of the withdrawal.
At least fifteen days prior to each Contract Anniversary, we will send a notice that describes your right to transfer
Contract Value between the Secure Account and the Growth
Account and your right to exercise the Bailout Provision, if applicable. The new investment options may have different
terms than what was previously available. If we do not
receive transfer instructions by authorized request at least two Business Days before the Contract Anniversary, we will
apply the maturing Contract Value to the same investment
option for the next Contract Year.
Principal Risks of Investing in the Contract Charges and Adjustments Federal Income Tax Matters
What Are the Risks Associated with Allocation Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the
performance of the investment options available under the
Contract. Each Risk Control Account has its own unique
risks. You should review the investment options carefully
before making an investment decision.
The Cap may limit positive Index returns. For example, if the
Index performance is 12%, and the Cap is 4%, we will credit
4% in interest at the end of the Contract Year. The Floor will limit negative Index performance and thereby provide limited protection in the case of a market decline. For example, if the
Index performance is -25% and the Floor is -10%, we will
credit -10% at the end of the Contract Year.
The Index is a "price return index," which means the Index
performance does not include dividends paid on the
securities comprising the Index. This will reduce Index
performance and will cause the Index to underperform a
direct investment in the underlying securities.
Principal Risks of Investing in the Contract Risk Control Account Option

What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Risk
Control Accounts), guarantees (such as the Death Benefit), or benefits are subject to the Company's claims-paying ability.
More information about the Company, including its financial
strength ratings, is available upon request by calling
1-800-798-5500.
Principal Risks of Investing in the Contract
RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Allocation Options?
Yes, as described below there are restrictions on certain
features of allocations, transfers, withdrawals, and investment option features. Not all Allocation Options may be available in all markets where we offer the Contract.

Allocations. After the Initial Index Period, only the Secure
Account will be available as an investment option under the
Contract. The Growth Account is not available after the Initial
Index Period.
We reserve the right, at our discretion, to restrict allocations into the Risk Control Account if the Cap for your Risk Control
Account is less than the rate specified in the Bailout Provision
(as shown on your Data Page).
Allocating Your Purchase Payment

Changes to Investment Options and Features. We may
set a new Cap Rate for a subsequent Contract Year. We will
notify you of any new rates at least two weeks before the end of the current Contract Year.
We reserve the right to add, substitute, or eliminate Indices and investment options as described in this Prospectus. If
there is a delay between the date we remove the Index and
the date we add a substitute Index, your Risk Control Account
Value will be based on the value of the Index on the date the
Index ceased to be available, which means market changes
during the delay will not be used to calculate the index
interest.
Risk Control Account Option

Withdrawals. Beginning in Contract Year 2, you may take up
to two withdrawals each Contract Year. We do not allow
withdrawals in Contract Year 1, with the exception to allow for requirements set forth by the Internal Revenue Code.
Access to Your Money
Are There any Restrictions on Contract Benefits?
Yes. Systematic Withdrawals may be taken on a monthly,
quarterly, semi-annual, or annual basis. The withdrawals
must be at least $100 each. There are additional limitations on the amounts that you may request and the timing for
requesting and terminating Systematic Withdrawals. The MVA
and Surrender Charge may apply.
Benefits Available under the Contract

TAXES	Location in Prospectus
What Are the Contract's Tax Implications?
You should consult with a tax professional to determine the
tax implications of the Contract. There is no additional tax benefit if you purchase the Contract through a qualified
retirement plan or individual retirement account (IRA).
Withdrawals from the Contract are subject to ordinary income tax, and may be subject to a 10% additional tax if taken
before age 59½.
Federal Income Tax Matters
CONFLICTS OF INTEREST	Location in Prospectus
How Are Investment Professionals Compensated?
Some investment professionals (also referred to as "financial professionals" in this prospectus) may receive compensation
for selling the Contract to you in the form of commissions or other compensation. These other forms of compensation may
include cash bonuses, insurance benefits and financing
arrangements. Non-cash benefits may include conferences,
seminars and trips (including travel, lodging and meals in
connection therewith), entertainment, merchandise and other
similar items. The Company may also pay asset-based
commissions (sometimes called trail commissions) in addition to Purchase Payment-based commissions. Investment
professionals may also receive other payments from us for
services that do not directly involve the sale of the Contracts, including personnel recruitment and training, production of
promotional literature and similar services.
As a result of these compensation arrangements, investment
professionals may have a financial incentive to offer or
recommend the Contract over another investment. You
should ask your investment professional for additional
information about the compensation he or she receives in
connection with your purchase of the Contract.
Other Information – Distribution of the Contract
Should I Exchange My Contract?
You should only exchange your contract if you determine,
after comparing the features, fees, and risks of both
contracts, and any fees or penalties to terminate your existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Some
investment professionals may have a financial incentive to
offer you a new contract in place of the one you already own.
Getting Started - The Accumulation Period - Tax Free 1035 Exchanges

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Allocation Option or from the Contract.
Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender or make withdrawals from an Allocation Option or from the Contract, transfer Contract
Value between Allocation Options, or request special services. State premium taxes may also be deducted.

Transaction Expenses	Charge
Maximum Surrender Charge (as a percentage of Contract Value surrendered or withdrawn)(1)	9%
Change of Annuitant Fee(2)	$150
(1)We deduct a Surrender Charge from each withdrawal and surrender that exceeds the free annual withdrawal amount during the Initial Index Period. We do not assess a Surrender Charge on certain withdrawals and surrenders, such as under the
Nursing Home or Hospital Waiver or Terminal Illness Waiver.
(2)If you change the Annuitant within the first two Contract Years, we reserve the right to assess a fee to offset the expenses incurred. This fee will not exceed $150 and will be assessed on a pro-rata basis proportional to your Contract Value in the Risk
Control Accounts.
The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Allocation Option or from the Contract prior to the end of an Interest Term.

Adjustments	Charge
MVA Maximum Potential Loss (as a percentage of Contract Value withdrawn or surrendered)(1)	100%
(1)During the Initial Index Period, if you surrender or withdraw your Contract Value, we will apply an MVA (which may be positive or negative) to the amount being withdrawn that is in excess of the free annual withdrawal amount. The MVA increases or decreases the amount you receive from a partial withdrawal or surrender of value. There is no free annual withdrawal amount for Contract Year 1. We do not allow partial withdrawals in Contract Year 1, with the exception to allow for requirements set forth by the Internal Revenue Code. If you surrender your Contract in Contract Year 1, it is possible in extreme circumstances to lose up to 100% of your principal and interest due to the MVA regardless of the Risk Control Account to which you allocated
Contract Value. During the Initial Index Period, if you make withdrawals or surrenders exceeding the Free Annual Withdrawal
Amount which begins in Contract Year 2, it is possible in extreme circumstances to lose up to 90% of your principal and previously credited interest per year due to the MVA for Contract Value allocated to the Secure Account, and up to 99% of your principal and previously credited interest per year due to the MVA for Contract Value allocated to the Growth Account.
In addition to the fees described above, the Cap limits the amount you can earn with respect to each Risk Control Account. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Your Contract has various risks associated with it. We list these risk factors below, as well as other important information you should know before purchasing a Contract.
Risk of Loss. An investment in the Contract is subject to the risk of loss. You could lose your investment, including principal and previously credited interest.
Market Risk. The historical performance of the Index should not be taken as an indication of the future performance of the Index. Index performance will be influenced by complex and interrelated economic, financial, regulatory, geographic, judicial, political and other factors that can affect the capital markets generally, and by various circumstances that can influence the performance of securities in a particular market segment. Generally, each investment option has broad risks that apply to all indices, such as market risk, as well as specific risks of investing in particular types of securities.
Index-Linked Option Market Risk. You assume the investment risk that no Index interest will be credited and therefore positive Index performance will not increase your Risk Control Account Value. You also bear the risk that sustained declines in the relevant Index may cause Index performance to not increase your
Risk Control Account Value for a prolonged period.
The S&P 500 Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.
If you invest in a Risk Control Account and the Index declines, it may or may not reduce your Risk Control
Account Value, depending on the Risk Control Account to which you allocated your Contract Value.
•If you allocate to the Growth Account, you assume the risk of a negative Index Return up to the
Floor. For example, with a 10% Floor, your Risk Control Account Value could decline up to 10%
each Contract Year due to negative Index performance.
•The Floor describes the level of investment loss that can be experienced in one Contract Year, but losses over multiple Contract Years could result in a loss of previously credited interest and a loss of principal.
•The Floor does not limit losses to the Risk Control Accounts from the Surrender Charge, MVA, federal income taxes, or additional taxes, which could result in a loss of previously credited interest or principal even if performance has been positive.
Liquidity, Withdrawal, and Flex Transfer Risk. We designed your Contract to be a long-term investment that you may use to help save for retirement. Your Contract is not designed to be a short-term savings vehicle. The Contract may not be appropriate for investors who plan to take withdrawals or surrender the Contract in the short-term.
If you make withdrawals (including systematic withdrawals) or surrender your Contract, the Surrender
Charge, MVA, and federal income taxes could significantly reduce the values under the Contract and the amount you receive from any payments, which may also be subject to additional taxes.
•Surrender Charge Risk. If you take a withdrawal or surrender your Contract during the Initial
Index Period, you may pay a Surrender Charge of up to 9% of the amount withdrawn that is in excess of the free annual withdrawal amount.

•MVA Risk. If you take a withdrawal or surrender your Contract during the Initial Index Period, we will apply an MVA. Particularly in an increasing interest rate environment, the MVA could significantly decrease the amount you receive from a withdrawal or surrender.
•Future Returns Risk. Only the Contract Value remaining after the withdrawal will be credited interest, positive or negative, at the end of the Contract Year.
•Tax Risks. Federal Income taxes apply to any withdrawal or surrender. A 10% additional tax may also apply if taken before the Owner is age 59½. You should consult your tax advisor before taking a withdrawal or surrendering the Contract
•Valuation Risk. The withdrawn or surrendered value is calculated at the end of the Business Day that we receive your request in good order. This means that you will not be able to determine your
Risk Control Account Value before requesting a withdrawal or surrender, and the resulting value may be higher or lower than it was at the time of your request.
Other Index-Linked Option Risks. In addition to the risk of loss from negative Index performance, there are other risks of investing in a Risk Control Account.
You assume the risk that the Cap can be reduced to as little as 1%. As a result, if the Index performance is greater than the applicable Cap, the Index interest that you receive will be lower than the return you would have received on an investment in a mutual fund or exchange-traded fund designed to track the performance of the selected reference Index.
You have no ownership rights in the underlying securities comprising the Index. Purchasing the Contract is not equivalent to investing in the underlying securities comprising the Indices. As the Owner of the
Contract, you will not have any ownership interest or rights in the underlying securities comprising the
Index, such as voting rights, dividend payments, or other distributions.
The Index is a "price return index," which means the Index performance does not include dividends paid on the securities comprising the Index. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
Because the Index interest is calculated at a single point in time, you may experience a negative or flat return even if the Index has experienced gains through some, or most, of the Contract Year.
Risk That We May Eliminate an investment option or Eliminate or Substitute an Index. There is no guarantee that any investment option or Index will be available during the entire time you own your
Contract. We may discontinue an investment option or Index effective as of the end of a Contract Year, or in the case of certain Index changes, discontinue an Index and substitute a new Index for an investment option before the end of a Contract Year. The Floor for an investment option will not change during the life of your Contract unless the investment option is discontinued. You assume the risk that the investment options are discontinued and the only option remaining is a Floor of 0%.
The performance of the new Index may differ from the original Index. If there is a delay between the date we remove the Index and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index Return.
An Index or investment option change may negatively affect interest credited and your resulting Contract
Value, as well as how you want to allocate Contract Value between available investment options. If we eliminate an investment option or eliminate or substitute an Index, and you do not wish to allocate your
Contract Value to the Risk Control Accounts available under the Contract, you may surrender your
Contract, but you may be subject to a Surrender Charge and MVA, which may result in a loss of principal and credited interest. Surrenders are subject to federal income taxes, and may be subject to a 10%
additional tax if taken before age 59½.
Insurance Company Risk. Our General Account assets support the guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability, and therefore, to the risk that we may default on those guarantees. You should look solely to our financial strength and claims-paying ability in meeting the guarantees under the Contract. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-798-5500.
Business Disruption and Cyber-Security Risks. We rely heavily on interconnected computer systems and digital data to conduct our variable and index-linked product business activities. Because our variable and index-linked product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure
(e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential Owner information. Such systems failures and cyber-attacks affecting us, CUNA Brokerage
Services, Inc. ("CBSI"), and intermediaries may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of Contract transactions, including the processing of orders, impact our ability to calculate Contract Value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or CBSI, and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber-security risks may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). Due to the increasing sophistication of cyber-attacks, a cybersecurity breach could occur and persist for an extended period of time without detection.
The preventative actions we take to reduce the frequency and severity of cybersecurity incidents and protect our computer systems may be insufficient to prevent a cybersecurity breach from impacting our operations or your Contract Value. There can be no assurance that we, CBSI, or intermediaries will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
In addition, we are exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as the coronavirus COVID-19), could affect the ability, or willingness, of our workforce and employees of service providers and third-party administrators to perform their job responsibilities.
Even if our workforce and employees of our service providers and third-party administrators were able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and lead to delays in our issuing Contracts and processing of other Contract-related transactions, including orders from Owners. Catastrophic events may negatively affect the computer and other systems on which we rely and may interfere with our ability to receive, pickup and process mail, our processing of Contract-related transactions, impact our ability to calculate
Contract Value, or have other possible negative impacts. These events may also impact the issuers of securities that comprise the Index, which may cause the reference Indices to lose value. There can be no assurance that we or our service providers will avoid losses affecting your Contract due to a natural disaster or catastrophe.

THE INSURANCE COMPANY AND SEPARATE ACCOUNT

MEMBERS Life Insurance Company
The name of the Company is MEMBERS Life Insurance Company. You may write us at 2000 Heritage
Way, Waverly, Iowa 50677 9202, or call us at 1-800-798-5500. The Company is responsible for all guarantees provided under the Contract, including our obligations under the Risk Control Account options, the Death Benefit, and the Income Payout Options. Our General Account assets support these guarantees. The assets of our General Account are subject to our general liabilities from business operations and the claims of our creditors. Accordingly, any obligations, guarantees or benefits are subject to our financial strength and claims-paying ability. You may obtain information on our financial condition by reviewing our financial statements. You may also call 1-800-798-5500 for more information about us, including our financial strength ratings.
We are a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). We were formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the
State of Wisconsin. The Company’s name was changed to its current name on January 1, 1993. We re-
domiciled from Wisconsin to Iowa on May 3, 2007. Currently, we have no employees. The Company issues Index-linked and variable annuity contracts, which account for all the new product sales of the
Company. The Company also services previously existing blocks of annuities and individual and group life policies.
CMFG Life is a stock insurance company organized on May 20, 1935 and domiciled in Iowa. CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliates currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance. In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of TruStage Financial
Group, Inc. (f/k/a CUNA Mutual Financial Group, Inc.), which is a wholly-owned subsidiary of CUNA
Mutual Holding Company (“CM Holding”), a mutual holding company organized under the laws of the
State of Iowa.
CMFG Life provides significant services required to conduct our operations. Under a Cost Sharing,
Procurement, Disbursement, Billing and Collection Agreement, CMFG Life performs certain administrative functions related to procurement, disbursement, billing and collection and services, agent licensing, payment of commissions, actuarial services, annuity policy issuance and service, accounting and financial compliance, market conduct, general and informational services and marketing, and provides certain resources and personnel to us. We share office space with CMFG Life in Madison, Wisconsin and
Waverly, Iowa. Expenses associated with the facilities are allocated to us through the Amended and
Restated Expense Sharing Agreement that we entered into with CMFG Life on January 1, 2015.
We rely on the exemption from the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), provided by Rule 12h-7 under the 1934 Act with respect to registered non-variable insurance contracts (such as index-linked investment options) that we issue.

The Risk Control Separate Account
The non-registered Separate Account in which we hold reserves for our guarantees attributable to annuity contracts that offer risk control accounts is referred to as the Risk Control Separate Account. The assets in the Risk Control Separate Account are equal to the reserves and other liabilities of the contracts supported by the Risk Control Separate Account and are not chargeable with liabilities arising out of any other business that we conduct. We have the right to transfer to our General Account any assets of the
Risk Control Separate Account that are in excess of such reserves and other Contract liabilities. Our
General Account assets are also available to meet the guarantees under the Contract, including the
Risk Control Separate Account, as well as our other general obligations. The guarantees in this
Contract are subject to the Company’s financial strength and claims-paying ability.

GETTING STARTED - THE ACCUMULATION PERIOD

The Prospectus describes all material rights, benefits and obligations under the Contract. Please review
Appendix B and your Contract for any variations from standard Contract provisions that may apply to your
Contract based on the state in which your Contract was issued. Your financial professional can provide you with more information about those state variations.
Purchasing a Contract
We offer the Contract to individuals, certain retirement plans, and other entities. To purchase a Contract, you and the Annuitant must be no older than age 85. We no longer issue new Contracts.
IMPORTANT: You may use the Contract with certain tax qualified retirement plans (“IRAs”). The
Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan.
Accordingly, if you are purchasing this Contract through a qualified retirement plan, you should consider purchasing the Contract for its other features such as Credited Index Interest that is locked-in each Contract Year, and other non-tax related benefits. Please consult a tax adviser for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.
If mandated by applicable law, including Federal laws designed to counter terrorism and prevent money laundering, we may be required to provide additional information about you or your Contract to government regulators. In addition, we may be required to block an Owner’s Contract and thereby refuse to honor any request for transfers, partial withdrawals, surrender, income payments, and Death Benefit payments, until instructions are received from the appropriate government regulator.
Tax-Free Section 1035 Exchanges
You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully.
Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a Surrender Charge or negative market value adjustment on the existing contract. If the exchange does not qualify for Section 1035 tax treatment, you may have to pay federal income tax, and a possible additional tax on your old contract. There will be a new surrender charge period for this Contract and other charges may be higher (or lower) and the benefits may be different. There may be delays in our processing of the exchange. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest. In general, the person selling you this Contract will earn a commission from us.

Owner
Owner means the owner named in the application or any successor if ownership has been assigned. The
Owner names the Annuitant or Joint Annuitants. All rights may be exercised by the Owner subject to the rights of any other Owner and any irrevocably named Beneficiary. Assignment of the Contract by the
Owner is not permitted unless the state in which the Contract is issued requires us to provide the Owner the right to assign the Contract, as identified in Appendix B. In that case, the Owner must provide us with advance Written Notice of the assignment, and the assignment is subject to our approval, unless those requirements are inconsistent with the law of the state in which the Contract is issued.
Any change in Owner is subject to our acceptance and we reserve the right to refuse such change on a non-discriminatory basis.
If an Owner who is a natural person dies during the Annuitant's lifetime, the Beneficiary is entitled to the
Death Benefit. The Death Benefit becomes payable at the death of the Owner (if there are Joint Owners, the Death Benefit will become payable after the first Joint Owner dies). If an Owner is not a natural person and the Annuitant dies before the Payout Date, the Death Benefit will be payable to the Beneficiary. If you have any questions concerning the criteria you should use when choosing Annuitants under the Contract, consult your registered representative.
Divorce
In the event of divorce, the former spouse must provide a copy of the divorce decree to us. The terms of the decree/order must identify the Contract and specify how the Contract Value should be allocated among the former spouses.
Beneficiary
You name a Beneficiary when you apply for the Contract. At any time before the Payout Date, you may change the Beneficiary by a Written Request sent to us, or you may name one or more Beneficiaries. A change of Beneficiary will take effect on the date the Written Request was signed. If there are multiple
Owners, each Owner must sign the Written Request. In addition, any irrevocable Beneficiary must sign the Written Request. Any change is subject to payment or other actions we took before we received the request to change the Beneficiary at our Administrative Office.
Before the Payout Date, if no Beneficiary survives the Owner, we will pay the Death Benefit proceeds to the Owner’s estate (if Joint Owners, the surviving Owner will receive the Death Benefit proceeds). Use care when naming Beneficiaries. If you have any questions concerning the criteria you should use when choosing Beneficiaries, consult your registered representative.

ALLOCATING YOUR PURCHASE PAYMENT

Purchase Payment
The minimum initial Purchase Payment for a Non-Qualified or Qualified Contract is $5,000. Our approval is required for a Purchase Payment of $1,000,000 or more. We do not allow any payments under the
Contract after the initial Purchase Payment. We no longer issue new Contracts.

Initial Index Period
Under your Contract, you choose the duration of the Initial Index Period, which can be 5, 6, 7 or 10 years.
The Surrender Charge and MVA apply during the Initial Index Period. When choosing your Initial Index
Period, you should carefully consider the length of time you would be subject to the Surrender
Charge and MVA.
An Initial Index Period should be chosen based on an Owner’s specific investment, liquidity and retirement planning needs. For example, if you would like the potential to earn the highest positive
Credited Index Interest under the Contract for as long as possible and do not foresee the need to make withdrawals from the Contract, you may want to consider the 10-Year Initial Index Period and allocate
Contract Value to the Growth Account. In general, the Cap for either the Secure Account or the Growth
Account increases with the duration of the Initial Index Period. In addition, in general, the Cap for the
Growth Account will exceed the Index Interest Rate Cap for the Secure Account for the same Initial Index
Period. Also, it is important to keep in mind that the Growth Account is only available during the Initial
Index Period.
Conversely, if you would like the potential to earn positive Credited Index Interest but also want to preserve your Contract Value and foresee the need to make withdrawals in six or more years, you may want to consider the 5-Year Initial Index Period and allocate Contract Value to the Secure Account.
Investment Options
You must specify the percentage of your Purchase Payment to be allocated to each Risk Control Account on the Contract Issue Date. The amount you direct to a particular Risk Control Account must be in whole percentages from 1% to 100% of the Purchase Payment and your total allocation must equal 100% of the
Purchase Payment. You may allocate your Purchase Payment to either or both Risk Control Accounts.
Not all Allocation Options may be available in all markets where we offer the Contract. See Appendix B for
State Variations.

Investment Options During the Initial Index Period
Interest Term*	Index	Risk Control Account	Crediting Strategy**
1 Year	S&P 500	Secure Account	0% Floor, Cap
		Growth Account	-10% Floor, Cap

Investment Options after the Initial Index Period
Interest Term*	Index	Risk Control Account	Crediting Strategy**
1 Year	S&P 500	Secure Account	0% Floor, Cap
*We credit interest to the Risk Control Accounts at the end of each Contract Year based in part on the performance of the Index by comparing the change in the Index from each Contract
Anniversary (the first day of the Contract Year) to the last day of the Contract Year, subject to the applicable Floor and Cap.
**The Floor will not change during the life of your Contract. We set the Cap each year for the next
Contract Year. In return for accepting some risk of loss to your Risk Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the Cap for the
Secure Account. The Cap will always be at least 1%.

Reallocations - Automatic Rebalance Program
Each Contract Anniversary during the Initial Index Period, we will automatically rebalance your Contract
Value among the Risk Control Accounts based on your most recent allocation instructions that we have on file, or the allocation applied on the Contract Issue Date if you have not made any additional allocation change requests. This means, for example, that if your allocation instructions require that 50% of your
Contract Value be allocated to the Secure Account and 50% of your Contract Value be allocated to the
Growth Account, we will transfer your Contract Values between those Accounts on the Contract
Anniversary so that 50% of your Contract Value has been allocated to both the Secure Account and
Growth Account following the transfer.
You may change your allocation of Contract Value between the Risk Control Accounts once each Contract
Year. Any new allocation change request will supersede any prior allocation change requests you made.
There are no limits on the number of requests that you can make. However, your latest instructions will take effect on the next Contract Anniversary. Your request must be received at our Administrative Office at least two Business Days prior to your Contract Anniversary for the new instructions to be effective for that
Contract Anniversary. If we do not receive your Written Request in time for the next Contract Anniversary, your instructions will be effective on the following Contract Anniversary.
Please note that at any time the Cap for your Risk Control Account is less than the bailout rate specified on your Data Page, we may, at our discretion, restrict transfers into that Risk Control Account and may not reallocate your Contract Value between Risk Control Accounts under the Automatic Rebalance Program.
(See “Risk Control Account Option – Bailout Provision” for more details.)

RISK CONTROL ACCOUNT OPTION

You may allocate your Purchase Payment to one or both of the two Risk Control Accounts we make available. The portion of the Contract Value allocated to a Risk Control Account becomes part of the Risk
Control Account Value. Information about the features of each currently offered Risk Control Account, including its name, a brief statement describing the assets that the Index seeks to track, its crediting period, its Floor, and its Cap, are set forth in Appendix A.
Crediting Interest
With respect to the portion of your Contract Value allocated to a Risk Control account, we will apply
Credited Index Interest at the end of each Contract Year based in part on the investment performance of the Index by comparing the change in the Index from each Contract Anniversary (the first day of the
Contract Year) to the last day of the Contract Year, subject to the interest rate calculation methodology,
Cap, and Floor. When funds are withdrawn from a Risk Control Account prior to the Contract Anniversary for a partial withdrawal, surrender, annuitization, or death of the Owner, we will calculate and apply
Credited Index Interest up to the date of withdrawal. For examples illustrating how we credit interest to the
Risk Control Accounts, see "Contract Value."
It is possible that you will not earn any interest in a Risk Control Account or that we may credit negative interest to the Growth Account. There is a risk of loss of principal and previously credited interest with the Growth Account of up to 10% (with a Floor of -10%) each Contract Year due to negative Index performance.
Your Contract Value must remain in a Risk Control Account for the entire Initial Index Period to avoid the imposition of Surrender Charges and an MVA. Although you may reallocate among investment options each year, withdrawals and surrenders during the Initial Index Period may be subject to an MVA and Surrender Charge. Therefore, this Contract may not be appropriate for you if you plan to take withdrawals or surrender your Contract during the Initial Index Period.
The Index
The Index can go up or down based on the prices of the underlying securities that comprise the Index.
We currently offer one reference Index, the S&P 500 Price Return Index, which is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s.
An investment in a Risk Control Account is not an investment in the Index or in any Index fund. The performance of the Index does not include dividends paid on the securities comprising the Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
Limits on Index Losses and Gains
Each Risk Control Account has two investment options, a Secure Account and a Growth Account, which have different Floors and Caps. During the life of your Contract, an investment option with a Floor of 0%
will always be available. These features may provide protection by limiting the amount of negative interest credited to you for negative Index performance, but they also may limit the amount you can earn from positive Index performance.
The Floor is the maximum amount of negative Index interest that we will credit you at the end of a
Contract Year. Negative Index performance will reduce your Risk Control Account Value by up to the amount of the Floor. For example, if the reference Index performance is -25% and the Floor is -10%, we will credit -10% in interest at the end of the Contract Year, meaning your Risk Control Account Value will decrease by 10% due to negative Index performance. The Secure Account has a Floor of 0% and the
Growth Account has a Floor of -10%. This rate will not change during the life of your Contract. For the
Secure Account, this means that any negative investment performance of the Index would not reduce your Risk Control Account Value; and for the Growth Account, this means that any negative investment performance of the Index would not reduce your Risk Control Account Value at the end of a Contract Year
by more than 10% even if such negative investment performance is worse than -10%. However, the Floor does not limit losses from the Surrender Charge, MVA, or taxes.
The Cap is the maximum amount of positive Index interest that we will credit you at the end of a Contract
Year. Positive Index performance will increase your Risk Control Account Value by up to the amount of the
Cap. For example, if the reference Index performance is 12% and the Cap is 4%, we will credit 4% in interest at the end of the Contract Year, meaning your Risk Control Account Value will increase by 4% due to positive Index performance. In return for accepting some risk of loss to your Contract Value allocated to the Growth Account, the Cap declared for the Growth Account will be higher than the Cap declared for the
Secure Account for the same period, which allows the potential for greater increases to your Risk Control
Value allocated to the Growth Account.
We may set a new Cap prior to each Risk Control Account Anniversary for the subsequent Contract Year and will send you written notice at least fifteen days prior to the Contract Anniversary. The minimum Cap is 1%. The current Cap being offered for new Contract Years of the available Risk Control Account
Options can be located at the following publicly accessible website: https://www.trustage.com/zone-

annuity-rates. The rates posted on that website address are incorporated by reference into this prospectus.
We consider various factors in determining the Caps and Floors, including investment returns available at the time that we issue the Contract, the costs of our risk management techniques, sales commissions, administrative expenses, regulatory and tax requirements, general economic trends, and competitive factors. We determine the Cap and the Floor at our sole discretion. Before selecting a Risk Control
Account for investment, you should consider whether the Cap is acceptable to you in return for the protection from negative returns provided by the Floor and whether the Floor is consistent with your risk tolerance and investment.
We will forward advance written notice to you of the Cap at least fifteen days prior to the start of that
Contract Year. The notice will also describe your right to transfer Contract Value between the Secure
Account and the Growth Account and your right to exercise the Bailout Provision, if applicable.
Index Annual Return Examples
The bar chart shown below provides the annual returns for the Index for the last 10 calendar years, as well as the Index returns for the Index after applying a hypothetical 5% Cap and a hypothetical -10% Floor. The chart illustrates the variability of the returns from year to year and show how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.
The performance below is NOT the performance of any Risk Control Account. Your performance under the Contract will differ, perhaps significantly. The performance below may reflect a different return calculation, time period, and limit on Index gains and losses than the Risk Control
Accounts, and does not reflect Contract fees and charges, including surrender charges and the
MVA, which reduce performance.
*The Index is a “price return” index, not a “total return” index, and therefore the performance of the Index does not reflect dividends declared by any of the companies included in the Index, reducing the Index return. As a result, the Index will underperform a direct investment in the securities composing the Index.

Bailout Provision
We will set a bailout rate for each Risk Control Account. The Secure Account option will have a bailout rate and there will be a separate bailout rate for the Growth Account option. The bailout rates will be prominently displayed on your Data Page and will not change during the Initial Index Period. The Bailout
Provision allows you to make a withdrawal of the Contract Value attributable to a Risk Control Account without incurring any Surrender Charge and without the application of any MVA. Specifically, if the Cap for your Risk Control Account is set below the bailout rate for that Risk Control Account, the Bailout Provision allows you to make a withdrawal of some or all of the Contract Value attributable to that Risk Control
Account during the Initial Index Period without incurring any Surrender Charge and without the application of any MVA during the 30-day period following the Contract Anniversary. We must receive your Written
Request for a withdrawal of Contract Value under the Bailout Provision in Good Order during the 30-day period following the Contract Anniversary. With respect to such withdrawal, your Contract Value will be reduced by the amount of the withdrawal. At any time the Cap for your Risk Control Account is less than the bailout rate specified on your Data Page, we may, at our discretion, restrict transfer into that Risk
Control Account.
Withdrawals taken under the Bailout Provision may have tax consequences.  The tax treatment of a withdrawal under the Bailout Provision depends on whether the Contract is a Non-Qualified Contract or a
Qualified Contract. Generally, for a withdrawal from a Non-Qualified Contract, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract
Value immediately before the distribution over the Owner’s investment in the Contract.  If the Contract is a
Qualified Contract, a portion of the withdrawal is taxable as ordinary income, based on the ratio of the
“investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. If taken prior to age 59½, a withdrawal from either a Non-Qualified or a Qualified Contract may be subject to a 10% additional tax. See discussion of “Withdrawals” and “Additional Tax on Certain
Withdrawals” under “Federal Income Tax Matters.”
Investment Option and Index Changes
We may offer additional investment options or discontinue an investment option at our discretion as of the end of the Contract Year. There is no guarantee that an investment option or Index will be available during the entire time you own your Contract. We reserve the right to add or substitute an Index. If we substitute the Index, the performance of the new Index may differ from the original Index. This, in turn, may affect the Index interest you earn. If there is a delay between the date we remove the
Index and the date we add a substitute Index, your Risk Control Account Value will be based on the value of the Index on the date the Index ceased to be available, which means market changes during the delay will not be used to calculate the Index interest.
There is no guarantee that the Index will be available during the entire time you own your Contract. If: (i)
the Index is discontinued, or (ii) the calculation of an Index is changed substantially, we may substitute a suitable similar broad based U.S. stock market index for the original Index. Examples of such material changes to the Index include, without limitation: a contractual dispute between us and the Index provider, changes that make it impractical or too expensive to purchase derivatives to hedge the Index, or changes that result in significantly different Contract Values or performance. If we substitute an index, the performance of the new Index may differ from the original Index. This, in turn, may affect the Credited
Index Interest you earn. We will not substitute an index until that index has been approved by the insurance department in your state. The selection criteria for a suitable alternative Index includes the following:
•A sufficiently large market in exchange traded and/or over-the-counter options, futures and similar derivative instruments based on the index to allow the company to hedge Credited Index Interest
Rates;

•The Index should be recognized as a broad based index that tracks the U.S. stock market if it is replacing an index such as the S&P 500 Index; and
•The publisher of the index must allow the Company to use the index in contract and other materials for a reasonable fee.
If we remove an Index, we will attempt to add a suitable alternative index that is substantially similar to the
Index being replaced on the same day that we remove the Index. To determine the Index Return, we will add (1) the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable; and (2) the percentage change for the substitute Index from the date of substitution until the next Contract Anniversary.
If we are unable to substitute a new Index at the same time an Index ceases to be available, there may be a brief interval between the date on which we remove the Index and add a substitute index. In this situation, your Contract Value will continue to be allocated to the Risk Control Accounts. However, during the interim period, your Contract Value will be based on the percentage change in the Index from the beginning of the Contract Year to the date on which the Index became unavailable under the Contract, which means market changes during the delay will not be used to calculate your Risk Control Account
Value.
Please note that we may add or substitute an Index associated with the Risk Control Accounts by sending you written notice at your last known address stating the effective date on which the Index will be added or substituted. We will send you the notice in the annual report unless earlier written notice is necessary.

CONTRACT VALUE

On the Contract Issue Date, your Contract Value equals the Purchase Payment. After the Contract Issue
Date, during the Accumulation Period, your Contract Value will equal the sum of the Risk Control Account
Values.
The Risk Control Account Value for each Risk Control Account is equal to:
•Your Risk Control Account Value as of the last Contract Anniversary; plus
•Any Credited Index Interest applied to Risk Control Account Value during the current Contract
Year; minus
•Gross Withdrawals from your Risk Control Account Value (the sum of all partial withdrawals taken since the last Contract Anniversary, which includes all Surrender Charges and adjusted for any
MVA).
Your Risk Control Account Value as of the last Contract Anniversary equals your Risk Control Account
Value at the beginning of the current Contract Year.
Interest Rate Calculation Methodology. Each Risk Control Account uses an annual point-to-point interest rate calculation methodology to determine the amount of Credited Index Interest. Under the annual point-to-point method, the Credited Index Interest, if any, is measured by comparing the Initial
Index Value (the Index value on the Contract Anniversary, which is the first day of the Contract Year) to the value on last day of the current Contract Year. Credited Index Interest is subject to a Cap, which is the maximum rate that we will use in the calculation of Credited Index Interest; and a Floor, which is the minimum interest rate that we will use in the calculation of Credited Index Interest.
Use of an annual point-to-point interest rate calculation methodology results in Index Interest being calculated at a single point in time. As a result, you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Index Period.

Credited Index Interest. We calculate Credited Index Interest based on two factors: the Credited Index
Interest Rate and your Risk Control Account Value. We calculate Credited Index Interest on each Contract
Anniversary and at the time of partial withdrawal, surrender, death and annuitization. Credited Index
Interest equals the Credited Index Interest Rate multiplied by your Risk Control Account Value as of the last Contract Anniversary.
The Credited Index Interest Rate for a Risk Control Account equals:
(A/B) – 1 where:
A = the Adjusted Index Value as of the current date; and
B = the later of the Adjusted Index Value as of the last partial withdrawal taken in the current
Contract Year. If no partial withdrawals have been taken in the current Contract Year, this will be equal to the Initial Index Value.
You can find the Credited Index Interest applied to your Contract Value on the annual statement that we will forward to you following your Contract Anniversary. You may also find the Credited
Index Interest that has accrued to your Contract Value prior to a Contract Anniversary by calling the Customer Service Center toll-free telephone number (800.798.5500) or by viewing online at
www.trustage.com/annuity.
Adjusted Index Value. The Adjusted Index Value depends on the Closing Index Value (or the last
Adjusted Index Value in the case where one or more partial withdrawals are made in a Contract Year).
The Adjusted Index Value is calculated each time Credited Index Interest is calculated. This can be as frequently as daily and occurs on each Contract Anniversary or on any date when a partial withdrawal, surrender, Death Benefit or annuitization is processed. Closing Index Value for a day on which we calculate Index Interest is the closing value of the Index on that date. If the closing value of the Index is not published on that date, we will use the closing value of the Index from the next day on which the closing value of the Index is published. If you made no partial withdrawals during a Contract Year, we would calculate the Adjusted Index Value as follows:
•If the Closing Index Value is greater than the Initial Index Value multiplied by (1 + Cap), then the
Adjusted Index Value will equal the Initial Index Value multiplied by (1 + Cap).
•If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Index Interest
Floor), then the Adjusted Index Value will equal the Initial Index Value multiplied by (1 + Floor).
•If the Closing Index Value is less than the Initial Index Value multiplied by (1 + Cap) but more than the Initial Index Value multiplied by (1 + Floor), then the Adjusted Index Value will equal the
Closing Index Value.
For example, assume the following:
•Initial Index Value = 1,000
•Cap = 15%
•Floor = -10%
At the time Credited Index Interest is calculated, the Adjusted Index Value will be:
•Scenario 1: Closing Index Value = 1,200
o1,200 is greater than 1,150 (1,000 x (1 + 0.15)) so the Adjusted Index Value is equal to
1,150.
•Scenario 2: Closing Index Value = 850
o850 is less than 900 (1,000 x (1 – 0.10)) so the Adjusted Index Value is equal to 900.

•Scenario 3: Closing Index Value = 1,100
o1,100 is less than 1,150 (1,000 x (1 + 0.15)) and greater than 900 (1,000 x (1 – 0.10)) so the Adjusted Index Value is equal to 1,100.
The Adjusted Index Value will never exceed the Initial Index Value multiplied by (1 + Cap) and will never be lower than the Initial Index Value multiplied by (1 + Floor).
The following three examples illustrate how we credit Index Interest to the Secure and Growth Accounts based on different levels of index performance. No withdrawals are assumed to occur under these examples.
Example 1:This example illustrates the calculation of Credited Index Interest when Index performance is greater than the Cap and the Floor.

Assume the following information:
Prior Contract Anniversary:
Initial Index Value:	1,000

Secure Account Value:	$75,000
Floor:	0.00%
Cap:	4.00%

Growth Account Value:	$25,000
Floor:	-10.00%
Cap:	14.00%
-----------------------------------------------------------
Contract Anniversary:
Closing Index Value:	1,200

The return on the Index is equal to the Closing Index Value divided by the Initial Index Value minus 1. In this example, the return on the Index is 20% [(1.200/1.000)-1]. This is greater than the Cap and above the
Floor for both the Secure and Growth Accounts. Thus, Index Interest for both Accounts is set at the cap level. Contract Value allocated to the Secure Account is credited with 4% Index Interest and Contract
Value allocated to the Growth Account is credited with 14% Index Interest.
Example 2:This example illustrates the calculation of Credited Index Interest when Index performance is less than the Cap and greater than the Floor.

Assume the following information:
Prior Contract Anniversary:
Initial Index Value:	1,000

Secure Account Value:	$75,000
Floor:	0.00%
Cap:	4.00%

Growth Account Value:	$25,000
Floor:	-10.00%
Cap:	14.00%

-------------------------------------------------------------
Contract Anniversary:
Closing Index Value:	1,030
The return on the Index is equal to the Closing Index Value divided by the Initial Index Value minus 1. In this example, the return on the Index is 3% [(1.030/1.000)-1]. This is below the Cap and above the Floor for both the Secure and Growth Accounts. Thus, Index Interest for both accounts is equal to the return on the Index. Contract Value allocated to the Secure Account is credited with 3% Index Interest and Contract
Value allocated to the Growth Account is credited with 3% Index Interest.
Example 3:This example illustrates the calculation of Credited Index Interest when Index performance is less than the Floor.

Assume the following information:
Prior Contract Anniversary:
Initial Index Value:	1,000

Secure Account Value:	$75,000
Floor:	0.00%
Cap:	4.00%

Growth Account Value:	$25,000
Floor:	-10.00%
Cap:	14.00%
-----------------------------------------------------------
Contract Anniversary:
Closing Index Value:	800
The return on the Index is equal to the Closing Index Value divided by the Initial Index Value minus 1. In this example, the return on the Index is -20% [(800/1.000)-1]. This is below the Floor for both the Secure and Growth Accounts. Thus, Index Interest for both Accounts is equal to the Index interest Rate Floor for each Risk Control Account. Contract Value allocated to the Secure Account is credited with 0% Index
Interest and Contract Value allocated to the Growth Account is credited with -10% Index Interest. This results in negative Credited Index Interest of -$2,500 being applied to the Contract Value in the Growth
Account and thus is a decline in the Contract Value allocated to the Growth Account of $2,500. No
Credited Index Interest would be applied to Contract Value in the Secure Account and thus the Contract
Value in the Secure Account remains unchanged.

CHARGES AND ADJUSTMENTS

Surrender Charge
During the Initial Index Period, we deduct a Surrender Charge from each withdrawal or surrender that exceeds the free annual withdrawal amount. The Surrender Charge schedule depends upon the length of the Initial Index Period you choose, and is expressed as a percentage of the amount withdrawn in excess of the free annual withdrawal amount as shown below.

If You Choose the 5-Year Period:		If You Choose the 6-Year Period:		If You Choose the 7-Year Period:		If You Choose the 10-Year Period:
1	9%	1	9%	1	9%	1	9%
2	9%	2	9%	2	9%	2	9%
3	8%	3	8%	3	8%	3	8%
4	7%	4	7%	4	7%	4	7%
5	6%	5	6%	5	6%	5	6%
6+	0%	6	5%	6	5%	6	5%
		7+	0%	7	4%	7	4%
				8+	0%	8	3%
						9	2%
						10	1%
						11+	0%
We will deduct the Surrender Charge from your withdrawal proceeds. We will deduct the Surrender
Charge before we apply any MVA to your withdrawal proceeds. For an example of how we calculate the
Surrender Charge, see the Statement of Additional Information.
We will not assess the Surrender Charge on:
•free annual withdrawal amounts;
•Death Benefit proceeds;
•partial withdrawals that qualify for the Nursing Home or Hospital waiver or terminal illness waiver, described below;
•withdrawals under the Bailout Provision;
•partial withdrawals taken as required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program we provide;
•partial withdrawals or a surrender after the Initial Index Period; and
•income payments during the Payout Period.
We will waive the Surrender Charge and MVA in the case of a partial withdrawal or surrender where the
Owner or Annuitant qualifies for the Nursing Home or Hospital waiver or terminal illness waiver, as described below. Before granting the waiver, we may request a second opinion or examination of the
Owner or Annuitant by one of our examiners. We will bear the cost of such second opinion or examination. You may exercise this waiver only once during the time you own the Contract.
•Nursing Home or Hospital Waiver. We will not deduct a Surrender Charge or apply an MVA in the case of a partial withdrawal or surrender where any Owner or Annuitant is confined to a licensed
Nursing Home or Hospital, and has been confined to such Nursing Home or Hospital for at least
180 consecutive days after the latter of the Contract Issue Date or the date of change of Owner or
Annuitant. We may require verification of confinement to the Nursing Home or Hospital.The conditions that must be met are that: the confinement in a Nursing Home or Hospital is recommended by a Physician who is duly licensed by the state to treat the injury or sickness causing the confinement and who is not an employee of the Nursing Home or Hospital where any
Annuitant or Owner is confined; and an additional free annual withdrawal amount request, accompanied by written proof of confinement and the Physician’s recommendation, is received by us no later than 90 days following the date that the qualifying confinement has ended.

•Terminal Illness Waiver. We will not deduct a Surrender Charge or apply an MVA in the case of a partial withdrawal or surrender where any Owner or Annuitant is diagnosed with a terminal illness and has a life expectancy of 12 months or less. As proof, we may require a determination of the terminal illness. Such determination must be signed by the physician making the determination after the latter of Contract Issue Date or the date of change of the Owner or Annuitant. The physician may not be a member of your or the Annuitant’s immediate family.
The laws of your state may limit the availability of the Surrender Charge waivers and may also change certain terms and/or benefits under the waivers. You should consult Appendix B for further details on these variations. Also, even if you do not pay a Surrender Charge because of the waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult a tax adviser to determine the effect of a partial withdrawal on your taxes.
Surrender Charges offset promotion, distribution expenses, and investment risks borne by the Company.
To the extent Surrender Charges are insufficient to cover these risks and expenses, the Company will pay for the costs that it incurs from its General Account.
Market Value Adjustment (“MVA”)
The MVA is a positive or negative adjustment that may be made to the amount you receive if you surrender the Contract or take a partial withdrawal in excess of the free annual withdrawal amount during the Initial Index Period. In general, if interest rate levels have increased at the time of surrender or partial withdrawal over their levels at the time we issued the Contract, the MVA will be negative. Conversely, in general, if interest rate levels have decreased at the time of surrender or partial withdrawal over their levels at the time we issued the Contract, the MVA will be positive.
Purpose of the MVA. The MVA helps protect us from market losses related to changes in the value of the fixed income investments and other investments we use to back the guarantees under your Contract from the time we issue your Contract to the time of a surrender or partial withdrawal if we have to sell those investments early to pay the surrender or partial withdrawal.
Application and Waiver. For each Risk Control Account, we will calculate the MVA as of the date we receive your Written Request for surrender or partial withdrawal in Good Order at our Administrative
Office. If the MVA is positive, we will increase your Surrender Value or amount you receive from a partial withdrawal by the amount of the positive MVA. If the MVA is negative, we will decrease the Surrender
Value or amount you receive from a partial withdrawal by the amount of the negative MVA.
We will not apply an MVA to:
1.free annual withdrawal amounts;
2.Death Benefit proceeds;
3.partial withdrawals that qualify for the Nursing Home or Hospital waiver or terminal illness waiver, described in this Prospectus;
4.withdrawals under the Bailout Provision;
5.partial withdrawals taken as required minimum distributions under the Internal Revenue Code that are withdrawn under a systematic withdrawal program we provide;
6.partial withdrawals or a surrender after the Initial Index Period;
7.allocation of Contract Value to an Income Payment Option; and
8.income payments during the Payout Period.

MVA Calculation. The MVA reflects in part the difference between the effective yield of the Constant
Maturity Treasury rate, a rate representing the average yield of various Treasury securities, on the
Contract Issue Date for a duration equal to the Initial Index Period and the effective yield of the Constant
Maturity Treasury rate for a duration equal to the remaining length of the Initial Index Period at the time of surrender or ICE BofAML Index 1-10 Year U.S. Corporate Constrained Index, Asset Swap Spread (the
"ICE BofAML Index"), a rate representative of investment grade corporate debt credit spreads in the U.S., on the Contract Issue Date and the effective yield of the ICE BofAML Index at the time of surrender or partial withdrawal. The greater the difference in those effective yields, respectively, the greater the effect the MVA will have. We will increase the amount you will be paid from a partial withdrawal by the amount of any positive MVA, and in the case of a surrender of the Contract, we will increase your Surrender Value by the amount of any positive MVA. Conversely, we will decrease the amount you will be paid from a partial withdrawal by the amount of any negative MVA, and in the case of a surrender of the Contract, we will decrease your Surrender Value by the amount of any negative MVA.
For information about the MVA Formula and examples of how we calculate the MVA, see the Statement of
Additional Information.
Change of Annuitant Endorsement Charge
If you change the Annuitant within the first two Contract Years, we reserve the right to assess a fee to offset the expenses incurred. This fee will not exceed $150 and will be assessed on a pro-rata basis proportional to your Contract Value in the Risk Control Accounts.
Premium Taxes
Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. However, premium taxes are not currently charged to Contract holders. State premium taxes currently range from 0% to 3.5% of Purchase Payments.
Other Information
We assume investment risks and costs in providing the guarantees under the Contract. These investment risks include the risks we assume in providing the Floors to the Index Interest credited to the Risk Control
Accounts, the surrender rights available under the Contract, the Death Benefit and the income benefits.
We must provide the rates and benefits set forth in your Contract regardless of how our General Account investments that support the guarantees we provide perform. To help manage our investment risks, we engage in certain risk management techniques. There are costs associated with those risk management techniques. You do not directly pay the costs associated with our risk management techniques. However, we take those costs into account when we set rates and guarantees under your Contract.

ACCESS TO YOUR MONEY

Partial Withdrawals
At any time after the first Contract Anniversary and before the Payout Date you may make two partial withdrawals each Contract Year. To make a partial withdrawal, you must submit a Written Request in
Good Order to our Administrative Office. The written consent of all Owners and irrevocable Beneficiaries must be obtained before we will process the partial withdrawal. Your partial withdrawal request must specify the amount that is to be withdrawn either as a total dollar amount or as a percentage of Contract
Value. If a Written Request in Good Order is received by 3:00 Central Standard Time, it will be processed that day. If a Written Request in Good Order is received after 3:00 Central Standard Time, it will be processed on the next Business Day. We will take the partial withdrawal pro-rata from your Contract Value in the Risk Control Accounts based on your Contract Value as of the date we received your Written
Request in Good Order at our Administrative Office.
If a partial withdrawal would cause your Surrender Value to be less than $2,000, we will treat your request for partial withdrawal as a request for full surrender of your Contract.
The Contract may not be appropriate for investors who plan to take withdrawals or surrender the
Contract. Partial withdrawals taken during the Initial Index Period may be subject to Surrender
Charges and an MVA. Partial withdrawals will be subject to income tax and, if taken before age
59½, a 10% additional tax may apply. You should consult your tax adviser before taking a partial withdrawal.
Systematic Withdrawals
Our systematic withdrawal program is an administrative program designed for you to take recurring automatic withdrawals at the frequency you select. You can receive payments, monthly, quarterly, semi-
annually, or annually, subject to the $100 minimum partial withdrawal amount and minimum Surrender
Value described in this section. Although the Contract permits systematic withdrawals (including for
Required Minimum Distributions under the Internal Revenue Code) from the Risk Control Accounts before the end of the term, these withdrawals may have an adverse effect on your values under the Contract. If you intend to make ongoing withdrawals, you should consult a financial professional to determine whether the Contract is appropriate for you. See "Benefits Available Under the Contract - Systematic Withdrawals."
Surrenders
At any time before the Payout Date and before the death of the Owner, you may surrender your Contract for the Surrender Value. If a Written Request in Good Order is received by 3:00 Central Standard Time, it will be processed that day. If a Written Request in Good Order is received after 3:00 Central Standard
Time, it will be processed on the next Business Day.
To surrender your Contract, you must make a Written Request in Good Order to our Administrative Office.
The consent of all Owners and irrevocable Beneficiaries must be obtained before the Contract is surrendered.
Surrender Charges and a MVA may apply to your Contract surrender. A surrender will be subject to income tax and, if taken before age 59½, a 10% additional tax may apply. You should consult a tax adviser before requesting a surrender.
If you surrender the Contract, you will receive the Surrender Value. The Surrender Value is equal to your
Contract Value, less any Surrender Charges, and adjusted for any MVA.
Free Annual Withdrawal Amount
There is no free annual withdrawal amount for Contract Year 1. We do not allow partial withdrawals in
Contract Year 1, with the exception to allow for requirements set forth by the Internal Revenue Code. After the first Contract Anniversary, we provide a free annual withdrawal amount each year during the Initial
Index Period. As long as the partial withdrawals you take during a Contract Year do not exceed the free annual withdrawal amount, we will not assess a Surrender Charge or apply an MVA. The free annual withdrawal amount is deducted from the Contract Value before calculating Surrender Charges or the MVA in the event of a full surrender or a partial withdrawal.
The free annual withdrawal amount for a Contract Year equals 10% of your Contract Value calculated as of the start of the Contract Year. If you make a partial withdrawal of less than the free annual amount, the remaining free annual withdrawal amount will be applied to any subsequent partial withdrawal which occurs during the same Contract Year. Any remaining free annual withdrawal amount will not carry over to a subsequent Contract Year. Partial annuitization will count toward the free annual withdrawal amount.
Partial Withdrawal and Surrender Restrictions
Your right to make partial withdrawals and surrender the Contract is subject to any restrictions imposed by any applicable law or employee benefit plan.
Right to Defer Payments
We may defer payments we make under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral. We will apply credit fixed rate of interest to the deferred payments, if required by state law.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes information about the benefits available under the Contract.

Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions and Limitations
Death Benefit	Provides a Death Benefit if the Owner dies during the Accumulation Period	Standard	No Charge	Withdrawals may reduce the Death Benefit by more than the amount of the withdrawal.
Automatic Rebalance Program	Returns your Contract Values to the Allocation Levels on file with us through a rebalancing schedule.	Standard	No Charge	There is a set schedule of when rebalancing occurs at various levels of the Contract.
Systematic Withdrawals	Provide payments on a schedule as set up by you.	Optional	No Charge	Withdrawals may be subject to an MVA and Surrender Charge.
Death Benefit
Death of the Owner during the Accumulation Period. If the Owner dies before the Payout Date (if there are joint Owners, the Death Benefit will become payable after the first joint Owner dies), a Death
Benefit will become payable to the Beneficiary. We will pay the Death Benefit after we receive the following at our Administrative Office in a form and manner satisfactory to us:
•Due Proof of Death of the Owner while the Contract is in force (proof of death may consist of a certified copy of the death record, a certified copy of a court decree reciting a finding of death, or other similar proof satisfactory to us.;
•our claim form from each Beneficiary, properly completed; and
•any other documents we require.

The Death Benefit will equal your Contract Value adjusted for the application of any Credited Index
Interest on the date we receive Due Proof of Death. If we receive Due Proof of Death by 3:00 Central
Standard Time, we will determine the amount of the Death Benefit as of that day. If we receive Due Proof of Death after 3:00 Central Standard Time, we will determine the amount of the Death Benefit as of the next Business Day.
No Surrender Charges or MVA will apply to the Death Benefit.
NOTE: In the event of the death of the Contract Owner during or after the Initial Index Period, Index
Interest will be calculated for the period from the Contract Anniversary until the day we receive Due Proof of Death. The Floor and Index Interest Rate Cap will be used in calculating the Index Interest. If a
Contract Anniversary occurs after death and during the period we are waiting to receive Due Proof of
Death, the proceeds will remain in the Index Interest Accounts and credited with Index Interest (subject to applicable caps and floors) up to the date we receive Due Proof of Death.
Within 60 days after we receive Due Proof of Death, the Beneficiary must elect the payment method for the Death Benefit. Those options are described below. We will pay the Death Benefit in a manner that complies with the requirements of Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable.
If a payment option is not elected within 60 days following receipt of Due Proof of Death, the proceeds will be paid in a single lump sum payment.
Death of Annuitant While the Owner is Living
If the Annuitant dies during the Accumulation Period while the Owner is living and no joint Annuitant has been named, the Owner will become the Annuitant, until and unless we receive notice. If there are joint
Annuitants, when an Annuitant dies, the surviving joint Annuitant will become the sole Annuitant.
If the Owner is not a natural person and any Annuitant dies before the Payout Date, the Death Benefit will be payable to the Beneficiary.
Death Benefit Payment Options
The following rules apply to the payment of the Death Benefit under a Non-Qualified Contract:
•Spouses – If the sole Beneficiary is the surviving spouse of the deceased Owner, then he or she may choose to continue the Contract and become the new Owner. At the death of the surviving spouse, this provision may not be used again, even if that surviving spouse remarries. In that case, the rules for non-spouses will apply. A surviving spouse may also elect to receive the Death Benefit proceeds in a lump sum, apply the proceeds to an Income
Payment Option, or receive the Death Benefit proceeds within five years of the date of the
Owner’s death.
•Non-Spouses – If the Beneficiary is not the surviving spouse of the deceased Owner, then this Contract cannot be continued. Instead, upon the death of any Owner, the Beneficiary must choose one of the following:
•Receive the Death Benefit in one lump sum following our receipt of Due Proof of Death;
•Receive the Death Benefit (if the Beneficiary is a natural person) pursuant to one of the
Income Payment Options. Payments under an Income Payment Option must begin within
1 year of the Owner’s death and must not extend beyond a period certain equal to the
Beneficiary’s life expectancy; or
•Receive the Death Benefit within five years of the date of the Owner’s death.

Upon receipt of Due Proof of Death, the Beneficiary must instruct us how to treat the proceeds subject to the distribution rules discussed above. Other minimum distribution rules apply to Qualified Contracts.
Other minimum distribution rules apply to Qualified Contracts.
Death of Owner or Annuitant After the Payout Date
If an Annuitant dies during the Payout Period, remaining income payments, if any, will be distributed as provided by the Income Payment Option in effect.
If an Owner dies after the start of income payout, any remaining income payments will be distributed at least as rapidly as provided by the Income Payment Option in effect.
Abandoned Property Requirements. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the
Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. The “escheatment” is revocable, however, and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. The distribution of annuity contracts to the state abandoned property division is subject to tax information reporting, federal income tax withholding and state income tax withholding, where applicable. To prevent such escheatment, it is important that you update your
Beneficiary designations, including addresses, if and as they change. To make such changes, please contact us by writing to us or calling us at our Administrative Office.
Automatic Rebalance Program
Upon each Contract Anniversary, after Credited Index Interest has been applied, the Automatic
Rebalance Program will reallocate your Contract Value between the Risk Control Accounts based on your most recent allocation instructions that we have on file, or the allocation applied on the Contract Issue
Date if you have not made any additional allocation change requests. See Allocating Your Purchase
Payment.
Systematic Withdrawals
Reoccurring withdrawals are referred to as systematic withdrawals. If elected at the time of the application or requested at any other time by Authorized Request in Good Order, you may elect to receive periodic partial withdrawals under our systematic withdrawal plan. Under the systematic withdrawal plan, we will make partial withdrawals (on a monthly, quarterly, semi-annual, or annual basis), as specified by you.
Systematic withdrawals must be at least $100 each. Generally, you must be at least age 59½ to participate in the systematic withdrawal plan. Systematic withdrawals may be requested on the following basis:
•Total systematic withdrawals for the calendar year equal to your annual Required Minimum
Distribution; or
•As a specified dollar amount
No Surrender Charge or MVA will be deducted for Required Minimum Distribution systematic withdrawals. All other systematic withdrawals could significantly reduce the Contract Value due to
Surrender Charge, and MVA. The Contract may not be appropriate for investors who plan to take systematic withdrawals under the Contract.

Unless you instruct us otherwise, systematic withdrawals will be taken proportionally from the Contract
Value in each Allocation Option.
Participation in the systematic withdrawal plan will terminate on the earliest of the following events:
•The Surrender Value falls below the minimum required value of $2,000;
•The contract is surrendered;
•You request by Authorized Request in Good Order that your participation in the plan cease; or
•The Income Payout Date is reached.
Like all withdrawals, systematic withdrawals will reduce the Death Benefit on a proportional basis, perhaps by more than the amount of the withdrawal, as well as the values under the Contract.
There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and you should consult with your tax adviser before electing to participate in the plan. We may discontinue offering the systematic withdrawal plan at any time.

INCOME PAYMENTS – THE PAYOUT PERIOD

Payout Date
When you purchase the Contract, we will set the Payout Date as the Contract Anniversary following the
Annuitant’s 95th birthday. If there are Joint Annuitants, we will set the Payout Date based on the Age of the oldest Joint Annuitant. Please refer to your Data Page for details.
You may change the Payout Date by sending a Written Request in Good Order to our Administrative
Office provided: (i) the request is made while an Owner is living; (ii) the request is received at our
Administrative Office at least 30 days before the anticipated Payout Date; and (iii) the requested Payout
Date is at least two years after the Contract Issue Date. Any such change is subject to any maximum maturity age restrictions that may be imposed by law and cannot extend past the Annuitant’s 95th birthday or the original Payout Date.
Terms of Income Payments
We use fixed rates of interest to determine the amount of income payments payable under the Income
Payment Options. Income payments will vary, however, depending on the number of Annuitants living on the Payout Date. Once income payments begin, you cannot change the terms or method of those payments. We do not apply a Surrender Charge or MVA to income payments.
If there is one Annuitant living on the Payout Date, we will apply your Contract Value to provide for a Life
Income Option with a 10-Year Guaranteed Period Certain, unless you have elected an Income Payment
Option before the Payout Date or we are otherwise required under the Internal Revenue Code. If there are two Annuitants living on the Payout Date, we will apply your Contract Value to a Joint and Last
Survivor Life Income Option with a 10-Year Guaranteed Period Certain unless you have elected an
Income Payment Option before the Payout Date. We describe the Life Income Option and the Joint and
Last Survivor Life Income Option under “income payment options” below.
We will make the first income payment on the Payout Date. We may require proof of age and sex of the
Annuitant/Joint Annuitants before making the first income payment. To receive income payments, the
Annuitant/Joint Annuitant must be living on the Payout Date and on the date that each subsequent payment is due as required by the terms of the Income Payment Option. We may require proof from time to time that this condition has been met.

Electing an Income Payment Option
You and/or the Beneficiary may elect to receive one of the Income Payment Options described under
“Options” below. The Income Payment Option and distribution, however, must satisfy the applicable distribution requirements of Section 72(s) or 401(a)(9) of the Internal Revenue Code, as applicable.
The election of an Income Payment Option must be made by Written Request. The election is irrevocable after the payments commence. The Payee may not assign or transfer any future payments under any option.
The amount applied under each option must be at least $2,500, or the amount required to provide an initial monthly income payment of $20.
We will make income payments monthly, quarterly, semiannually, or annually. We will also furnish the amount of such payments on request. Payments that are less than $20 will only be made annually.
If you do not specify an Income Payment Option in your application, the default payment option will be
Option 2 – Life Income Option with a 10-year guaranteed period. You may change this payment option any time before payments begin on the Payout Date.
Income Payout Options
We offer the following Income Payment Options.
Option 1 -- Installment Option. We will pay monthly income payments for a chosen number of years, not less than 10, nor more than 30. If the Annuitant dies before income payments have been made for the chosen number of years: (a) income payments will be continued for the remainder of the period to the
Payee; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 1 rates, will be paid to the Payee or to the Owner, if there is no surviving Payee. For purposes of the present value calculation guaranteed rates will be used.
Option 2 -- Life Income Option -- Guaranteed Period Certain. We will pay monthly income payments for as long as the Annuitant lives. If the Annuitant dies before all the income payments have been made for the guaranteed period certain: (a) income payments will be continued for the remainder of the guaranteed period to the Payee; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option 2 rates, will be paid to the Payee or to the Owner, if there is no surviving Payee. For purposes of the present value calculation guaranteed rates will be used. The guaranteed periods are 0 (life income only), 5, 10, 15, or 20 years. If a guaranteed period of 0 years (life income only) has been selected and the Annuitant dies before the date the first income payment is made, no income payments would be paid.
Option 3 -- Joint and Last Survivor Life Income Option with 10 Year Guaranteed Period Certain. We will pay monthly income payments for as long as either of the Annuitants lives. If at the death of the second surviving Annuitant, income payments have been made for less than 10 years: (a) income payments will be continued for the remainder of the guaranteed period certain to the Payee; or (b) the present value of the remaining income payments, computed at the interest rate used to create the Option
3 rates, will be paid to the Payee or to the Owner, if there is no surviving Payee. For purposes of the present value calculation guaranteed rates will be used.
The options described above may not be offered in all states. Further, we may offer other Income
Payment Options. More than one option may be elected. If your Contract is a Qualified Contract, not all options may satisfy required minimum distribution rules. Option 2 and Option 3 pay monthly income payments. We do allow partial annuitization. Partial annuitization will count toward the free annual withdrawal amount. In addition, note that effective for Qualified Contract Owners who die on or after
January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy required minimum distribution rules. You should consult a tax advisor before electing an Income Payout Option.

FEDERAL INCOME TAX MATTERS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under a Contract.
General Tax Treatment
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes.
If you invest in an annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. The tax rules applicable to Qualified
Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified
Contract.
Tax law imposes several requirements that annuities must satisfy to receive the tax treatment normally accorded to annuity contracts. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and this discussion is based on that assumption. Non-Qualified Contracts contain provisions that are intended to comply with these Internal Revenue Code requirements; we intend to review such provisions and modify them, if necessary, to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.  Other rules may apply to
Qualified Contracts.
Taxation of Withdrawals
Non-Qualified Contracts. When a partial withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value, without adjustment for any applicable Surrender Charge, immediately before the distribution over the Owner’s investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a full surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the
Contract.
Qualified Contracts. In the case of a withdrawal under a Qualified Contract, you are taxed based on the portion of the withdrawal that exceeds your “investment in the contract” (often referred to as cost basis).
For Qualified Contracts, you typically have not paid tax on the Purchase Payment contributed to your
Contract, and therefore there is generally no cost basis. As a result, most amounts withdrawn from the
Contract will be treated as fully taxable ordinary income. Exceptions to this general rule include withdrawals from Roth IRAs and IRAs where you have separately tracked and reported any after-tax contributions that you have made. We generally do not track employee contributions. You should consult your tax advisor.

Market Value Adjustment
The Contract Value immediately before a withdrawal may be increased or decreased by an MVA that results from a withdrawal. There is, however, no definitive guidance on the proper tax treatment of MVAs and you should discuss the potential tax consequences of an MVA with your tax advisor.
Additional Tax on Certain Withdrawals
In the case of a distribution, there may be an imposed federal additional tax equal to ten percent of the amount treated as income. In general, however, there is no additional tax on distributions if:
•you die;
•you become disabled;
•you receive a series of substantially equal periodic payments made (at least annually) for your life
(or life expectancy) or the joint lives (or life expectancies) for you and your named beneficiary;
•your withdrawal is a qualified reservist distribution;
•the distribution is due to any IRS levy;
•your withdrawal is due to a terminal illness distribution; or
•you withdraw funds up to the cap for domestic violence abuse distribution.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Additional exceptions may apply to distributions from a Qualified Contract. You should consult a qualified tax advisor.
Substantially Equal Periodic Payments
Substantially equal periodic payments must continue until the later of reaching age 59½ or five years.
Modification of payments during that time period will result in the retroactive application of the 10%
additional tax. You should consult a qualified tax advisor before making a modification.
Taxation of Income Payments
Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each income payment is generally not taxed, and the remainder is taxed as ordinary income.
The non-taxable portion of an income payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of income payments, as determined when income payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each income payment is subject to tax as ordinary income.
Partial Annuitization
If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. The payment options under the Contract are intended to qualify for this "partial annuitization" treatment. Please consult a tax advisor if you are considering a partial annuitization.
Taxation of Death Benefit Proceeds
Amounts may be distributed from a Contract because of your death or the death of the Annuitant.
Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as income payments.

To be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Internal
Revenue Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract.
Specifically, Section 72(s) requires that (i) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such
Owner’s death; and (ii) if any Owner dies prior to the annuity starting date, the entire interest in the
Contract will be distributed within five years after the date of such Owner’s death unless distributions are made over life or life expectancy, beginning within one year of the death of the Owner. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued
with the surviving spouse as the new Owner.
Transfers, Assignments or Exchanges of the Contract
A transfer or assignment of ownership of the Contract, the designation of an Annuitant other than the
Owner, the selection of certain maturity dates, or the exchange of the Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding
Annuity and pension Distributions are generally subject to federal income tax withholding. They may also be subject to state income tax withholding, where applicable. Recipients can generally elect, however, not to have tax withheld from distributions. The withholding rate varies according to the type of distribution and the Owner’s tax status. The Owner will be provided the opportunity to elect not have tax withheld from distributions. Certain limitations may apply. Please consult a tax advisor before making any withholding election.
“Eligible rollover distributions” from section 401(a), 403(b), and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. For this purpose, an eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee)
from such a plan, except certain distributions such as distributions required by the Internal Revenue
Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternative Payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.
Federal Estate Taxes, Gift and Generation-Skipping Transfer Taxes
While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the contingent Owner or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Internal Revenue Code may impose a generation-skipping transfer tax
(“GST”) when all or part of an annuity contract is transferred to, or a Death Benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. The federal estate tax, gift tax and GST tax exemptions and maximum rates may each be adjusted.
The potential application of these taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Same-Sex Spouses
Under the Contract, a surviving spouse may have certain continuation rights that he or she may elect to exercise upon your death for the Contract’s Death Benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The
U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax advisor for more information on this subject.
Annuity Purchases By Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or U.S.
permanent residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Additional Information about the Taxation of Non-Qualified Contracts
This discussion generally applies to Contracts owned by natural persons. See “Non-Natural Person”
below for a discussion of Non-Qualified Contracts owned by persons such as corporations and trusts that are not natural persons.
Medicare Tax. Distributions from a Non-Qualified Contract will be considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified
Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the Purchase Payment or other consideration paid for the
Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax advisor.
Additional Information about the Taxation of Qualified Contracts
Individual Retirement Annuities (IRAs), as defined in Section 408 of the Internal Revenue Code, permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual’s gross income for the year. The contributions may be deductible in whole or in part, depending on the individual’s income. Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10%
additional tax generally applies to distributions made before age 59½, unless an exception applies.
Distributions that are rolled over to an IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversion to Roth IRAs.
Roth IRAs, as described in Internal Revenue Code Section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% additional tax may apply to distributions made (i) before age 59½ (subject to certain exceptions) or (ii) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% additional tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Distributions that are rolled over to an
IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year.
An individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. This limit does not apply to direct trustee-to-trustee transfers or conversions to Roth IRAs.
Section 457 Plans, while not actually a qualified plan as that term is normally used, permits individuals to defer compensation with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer.
Required Minimum Distributions. Qualified Contracts have required minimum distribution (“RMD”) rules that govern the timing and amount of distributions. You should refer to your Contract or consult a tax advisor for more information about these rules. The required beginning date for these distributions is based on your applicable age as defined in the tax law. You should refer to your Contract, retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.
If distributions from your IRA are made in the form of an annuity, and the annuity payments in a year exceed the amount that would be required to be distributed for the year under the rules for non-annuitized contracts (determined by treating the IRA’s account balance as including the value of the annuity), the excess can be counted towards satisfying the RMD with respect to any non-annuitized account balance in your IRA(s). You should consult a tax advisor if you want to use this special rule.
Effective for Qualified Contract Owners who die on or after January 1, 2020, subject to certain exceptions, most non-spouse designated beneficiaries must now complete death benefit distributions within ten years of the Owner’s death in order to satisfy RMD rules. Consult a tax advisor.

If you fail to take your full RMD for a year, you will be subject to a 25% excise tax on any shortfall. This excise tax is reduced to 10% if a distribution of the shortfall is made within two years and prior to the date the excise tax is assessed or imposed by the IRS. If you fail to take your full RMD for a year, you should consult with a tax advisor for more information.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax advisor with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.
What Acts may result in Penalties or Additional Taxes?
There are tax advantages to using an annuity for retirement savings. The tax advantages may be offset by additional taxes and penalties if you are not familiar with and follow the rules.
For example, there may be additions to regular tax for the following activities:
•Taking early distributions
•Allowing excess amounts to accumulate for failing to tax required distributions
•Making excess contributions
There may be penalties for the following, without limitation:
•Overstating the amount of nondeductible contributions
•Not having enough tax withheld
•Failing to report income
Please consult with your personal advisor to understand when additional tax or penalties may apply.

OTHER INFORMATION

Important Information about Indices
S&P 500 Index. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of the McGraw-Hill companies, Inc. (“S&P”). S&P makes no representation or warranty, express or implied, to the Owners of the Contract or any member of the public regarding the advisability of investing in securities generally or in the Contract particularly or the ability of the S&P 500 Index to track general stock market performance. S&P’s only relationship to the Company is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Company or the Contract. S&P has no obligation to take the needs of the Company or the Owners of the Contract into consideration in determining, composing or calculating the S&P 500 Index.
S&P is not responsible for and has not participated in the determination of the prices and amount of the
Contract or the timing of the issuance or sale of the Contract or in determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Contract.
S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500
INDEX OR ANY DATA INCLUDED THEREIN, AND S&P SHALL HAVE NO LIABILITY FOR ANY
ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR
IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE COMPANY, OWNERS OF THE PRODUCT, OR
ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA
INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY
DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY
SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS),
EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The S&P 500 Index is a stock market index based on the market capitalizations of 500 leading companies publicly traded in the U.S. stock market, as determined by Standard & Poor’s. The S&P 500 Index can go up or down based on the stock prices of the 500 companies that comprise the Index. The S&P 500 Index does not include dividends paid on the stocks comprising the Index and therefore does not reflect the full investment performance of the underlying stocks.
The S&P 500 Index is a trademark of Standard & Poor’s or its affiliates and has been licensed for use by the Company.
ICE BofAML Index. The Contract is not sponsored, endorsed, sold or promoted by Bank of America/
Merrill Lynch (“BofA Merrill Lynch”). BofA Merrill Lynch has not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Contract, nor makes any representation or warranty, express or implied, to the Owners of the Contract or any member of the public regarding the Contract or the advisability of investing in the Contract, particularly the ability of the ICE
BofAML Index to track performance of any market or strategy. BofA Merrill Lynch’s only relationship to the
Company is the licensing of certain trademarks and trade names and indices or components thereof. The
ICE BofAML Index is determined, composed and calculated by BofA Merrill Lynch without regard to the
Company or the Contract or its Owners. BofA Merrill Lynch has no obligation to take the needs of the
Company or the Owners of the Contract into consideration in determining, composing or calculating the
ICE BofAML Index. BofA Merrill Lynch is not responsible for and has not participated in the determination of the timing of, prices of, or quantities of the Contract to be issued or in the determination or calculation of the equation by which the Contract is to be priced, sold, purchased, or redeemed. BofA Merrill Lynch has no obligation or liability in connection with the administration, marketing, or trading of the Contract.
BOFA MERRILL LYNCH DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS
OF THE ICE BOFAML INDEX OR ANY DATA INCLUDED THEREIN AND BOFA MERRILL LYNCH SHALL
HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, UNAVAILABILITY, OR INTERRUPTIONS
THEREIN. BOFA MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS
TO BE OBTAINED BY THE COMPANY, HOLDERS OF THE PRODUCT OR ANY OTHER PERSON OR
ENTITY FROM THE USE OF THE ICE BOFAML INDEX OR ANY DATA INCLUDED THEREIN. BOFA
MERRILL LYNCH MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE,
WITH RESPECT TO THE ICE BOFAML INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT
LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BOFA MERRILL LYNCH HAVE ANY
LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, INCIDENTAL, CONSEQUENTIAL DAMAGES,
OR LOST PROFITS, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
The ICE BofAML Index is a trademark of Bank of America/Merrill Lynch or its affiliates and has been licensed for use by the Company.

Distribution of the Contract
Effective April 1, 2022, MEMBERS Zone Annuity is no longer available for purchase. For Owners who purchased MEMBERS Zone Annuity Contracts before April 1, 2022, your rights and obligations under your Contract remain unchanged. We have entered into a distribution agreement with our affiliate, CBSI for the distribution of the Contract.
We and CBSI enter into selling agreements with other broker-dealers (the “Selling Broker-Dealers”)
registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), who are members of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Contracts are sold by registered representatives of the Selling Broker-Dealers (the "Selling Agents"). In those states where the Contract may be lawfully sold,  the Selling Agents are licensed as insurance agents by applicable state insurance authorities and are appointed as our insurance agents. CBSI also offered securities to customers through
CBSI registered representatives until May 2022. Through an agreement between LPL Financial (“LPL”)
and CBSI, the majority of these former CBSI registered representatives, which primarily include employees of CBSI’s affiliates or the credit union where their FINRA registered branch is located, registered with LPL. LPL is one of the Selling Broker-Dealers. CBSI receives compensation from LPL for sales by certain LPL registered representatives pursuant to networking agreements with various credit unions, LPL and CBSI.
We and/or CBSI pay the Selling Broker-Dealers compensation for the promotion and sale of the
Contract. The Selling Agents who solicit sales of the Contract typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and the Selling
Agent. The amount and timing of commissions we may pay to Selling Broker-Dealers may vary depending on the selling agreement and the Contract sold but is not expected to be more than 7.25% of the Purchase Payment. We may also pay asset-based commission (sometimes called trail commissions)
in addition to the Purchase Payment-based commission. We may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations.
We also pay compensation to wholesaling broker-dealers or other firms or intermediaries, including payments to affiliates of ours, in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-
Dealers.  These allowances may be based on a percentage of the Purchase Payment.
In addition to the compensation described above, we may make additional cash payments, in certain circumstances referred to as "override" compensation or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level and type of marketing and distribution support provided. Marketing and distribution support services may include, among other services, placement of the Company’s products on the Selling
Broker-Dealers’ preferred or recommended list, increased access to the Selling Broker-Dealers’
registered representatives for purposes of promoting sales of our products, assistance in training and education of the Selling Agents, and opportunities for us to participate in sales conferences and educational seminars.  The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealer’s actual or expected aggregate sales of our indexed annuity contracts
(including the Contract) and/or may be a fixed dollar amount. Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of a Contract.
Commissions and other incentives or payments described above are not charged directly to you. We intend to recover commissions and other compensation, marketing, administrative and other expenses and costs of Contract benefits through fees and charges imposed under the Contract.
Authority to Change
Only the President or Secretary of the Company may change or waive any of the terms of your Contract.
Any change must be in writing and signed by the President or Secretary of the Company.
Incontestability
We consider all statements in your application (in the absence of fraud) to be representations and not warranties. We will not contest your Contract.
Misstatement of Age or Gender
If an Annuitant’s date of birth or gender is misstated, we will adjust the income payments under this
Contract to be equal to the payout amount the Contract would have purchased based on the Annuitant’s correct date of birth and/or gender. We will add any underpayments to the next payment. We will subtract any overpayment from future payments. We will not credit or charge any interest to any underpayment or overpayment.
Conformity with Applicable Laws
The provisions of the Contract conform to the minimum requirements of the state of issue. The laws of the state of issue control any conflicting laws of any other state in which the Owner may live on or after the
Contract Issue Date. If any provision of your Contract is determined not to provide the minimum benefits required by the state in which the Contract is issued, such provision will be deemed to be amended to conform or comply with such laws or regulations. Further, the Company will amend the Contract to comply with any changes in law governing the Contract or the taxation of benefits under the Contract.
Reports to Owners
At least annually, we will mail a report to you at your last known address of record, a report that will state the Contract Value, Surrender Value, withdrawals made since the last report and any other information required by any applicable law or regulation.
You also will receive confirmations of each financial transaction, such as transfers, withdrawals, and surrenders.
Householding
To reduce service expenses, the Company may send only one copy of certain mailings and reports per household, regardless of the number of contract owners at the household. However, you may obtain additional copies upon request to the Company. If you have questions, please call us at 1-800-798-5500,
Monday through Friday, 7:30 a.m. to 6:00 p.m., Central Time.

Change of Address
You may change your address by writing to us at our Administrative Office. If you change your address, we will send a confirmation of the address change to both your old and new addresses.
Inquiries
You may make inquiries regarding your Contract by writing to us or calling us at our Administrative Office.
Legal Proceedings
Like other insurance companies, we routinely are involved in litigation and other proceedings, including class actions, reinsurance claims and regulatory proceedings arising in the ordinary course of our business. In recent years, the life insurance and annuity industry, including us and our affiliated companies, has been subject to an increase in litigation pursued on behalf of both individual and purported classes of insurance and annuity purchasers, questioning the conduct of insurance companies and their agents in the marketing of their products. In addition, state and federal regulatory bodies, such as state insurance departments and attorneys general, periodically make inquiries and conduct examinations concerning compliance by us and others with applicable insurance and other laws.
In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company has established procedures and policies to facilitate compliance with laws and regulations and to support financial reporting. These actions are based on a variety of issues and involve a range of the Company's practices. We respond to such inquiries and cooperate with regulatory examinations in the ordinary course of business. In the opinion of management, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial statements of the Company, nor the Company’s ability to meet its obligations under the Contracts.

FINANCIAL STATEMENTS

The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2025. You should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
A-1

APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of the Risk Control Account options currently available under the Contract. We may change the features of the Risk Control Accounts listed below (including the Index and the Caps), offer new Risk Control Accounts, and terminate existing Risk Control Accounts. We will provide you with written notice before making any changes other than changes to the Caps. Information about current Caps is available at  https://www.trustage.com/zone-annuity-rates.
Note: During the Initial Index Period, if you surrender your Contract or take a partial withdrawal, we will apply an MVA (which may be positive or negative). This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the the Initial Index Period.

Index	Type of Index	Crediting Period	Account Type	Limit on Index Loss (if held the entire Initial Index Period)	Minimum Limit on Index Gain (for the Life of the Contract)
S&P 500 Price Return Index(1)	stock market index based on market capitalizations of 500 leading companies publicly traded in the U.S. stock market	1 year(2)	Secure Account	0% Floor	1% Cap
			Growth Account	-10% Floor	1% Cap
1.The performance of the Index does not include dividends paid on the securities comprising the
Index, and therefore, the performance of the Index does not reflect the full performance of those underlying securities. This will reduce Index performance and will cause the Index to underperform a direct investment in the underlying securities.
2.We credit interest to each Risk Control Account at the end of each Contract Year by comparing the change in the Index from each Contract Anniversary (the first day of the Contract Year) to the last day of the current Contract Year. However, withdrawals and surrenders during the Initial Index
Period will be subject to the MVA.
The Index Return is determined on each Contract Anniversary and is measured over the Contract Year.
Because Index interest is calculated on a single point in time you may experience negative or flat performance even though the Index experienced gains through some, or most, of the Contract Year.
The Floors for the Secure Account and Growth Account will not change during the life of your Contract.
We set the Cap each year for the next Contract Year. In return for accepting some risk of loss to your Risk
Control Account Value allocated to the Growth Account, the Cap for the Growth Account is higher than the
Cap for the Secure Account. The Cap will always be at least 1%.
More information is about the Risk Control Accounts and the MVA is available under "Risk Control
Account Option" and "Charges and Adjustments - Market Value Adjustment."
Not all investment options may be available in all markets where we offer the Contract. See Appendix B for State Variations.
B-1

APPENDIX B: STATE VARIATIONS

The following information is a summary of the states where certain features or benefits of the MEMBERS Zone
Annuity Contracts vary from the features and benefits previously described in this Prospectus. Please contact your financial professional for more information about variations and availability in your state.
States where certain MEMBERS Zone features or benefits vary:

State	Feature or Benefit	Variation
California	References to "Allocation Options" See “Getting Started – The Accumulation Period - Owner” See “Charges and Adjustments - Surrender Charge”
Contracts must be surrendered or
annuitized at the end of the Initial Index
Period. The Payout Date is one month
after the end of the Initial Index Period.
There will be no available Risk Control
Accounts and no additional interest will be
credited to the Contract.
The Owner has the right to assign the
Contract.
“Nursing Home or Hospital” is replaced
with “Facility Care, Home Care, or
Community-Based Services”. There is no
minimum confinement period to utilize this
waiver. The Facility Care or Home Care
and Terminal Illness waivers apply to full
surrenders only, not partial withdrawals.

Connecticut	See “Charges and Adjustments - Surrender Charge”	There is a one-year wait before the waiver of surrender charge provisions may be exercised.
Florida	See “Getting Started – The Accumulation Period - Owner” See “Income Payments – The Payout Period - Payout Date”	The Owner has the right to assign the Contract. The requested Payout Date must be at least one year after the Contract Issue Date.
Massachusetts	See “Charges and Adjustments - Surrender Charge”
Terminally Ill, Terminal Illness – A life
expectancy of 24 months or less due to
any illness or accident.
There is no Nursing Home or Hospital
waiver. The Terminal Illness waiver
applies to full surrenders only, not partial
withdrawals.

Montana	See "Access to Your Money - Surrenders"	A partial withdrawal resulting in a Surrender Value less than $2,000 requires customer notice before processing as a full surrender.
New Jersey	See “Charges and Adjustments - Surrender Charge”	There is no Terminal Illness waiver.
Pennsylvania	See “Charges and Adjustments - Surrender Charge”	“Terminal Illness” is replaced with “Terminal Condition”. The minimum consecutive day confinement is 90 days for a Nursing Home and 30 days for a Hospital.
B-2

State	Feature or Benefit	Variation
Texas	See “Getting Started – The Accumulation Period - Owner” See “Charges and Adjustments - Surrender Charge” See "Access to Your Money - Surrenders"
The Owner has the right to assign the
Contract.
“Terminal Illness” is replaced with
“Terminal Disability”.
A partial withdrawal resulting in a
Surrender Value less than $2,000
requires customer notice before
processing as a full surrender.

Utah	See “Getting Started – The Accumulation Period - Owner”	The Owner has the right to assign the Contract.
Washington	See “Charges and Adjustments - Surrender Charge”	The life expectancy to utilize the Terminal Illness waiver is 24 months.
Wisconsin	See “Getting Started – The Accumulation Period - Owner”	The Owner has the right to assign the Contract.
Registration statements relating to this offering have been filed with the Securities and Exchange
Commission (“SEC”). The Statement of Additional Information ("SAI") dated May 1, 2025 is part of a registration statement filed on Form N-4. The SAI contains additional information about MEMBERS Life
Insurance Company and the Contracts. The SAI is available free of charge. You may request a copy of the SAI or make inquiries regarding your Contract by writing to our Administrative Office at 2000 Heritage
Way, Waverly, Iowa 50677, or by calling 1-800-798-5500. This Prospectus and the SAI can also be obtained from the SEC’s website at www.sec.gov. The SAI is incorporated by reference into this
Prospectus.
Reports and other information about MEMBERS Life Insurance Company, including the SAI, may be obtained from the SEC’s Internet site at http://www.sec.gov and copies of this information may also be obtained, after paying a duplicating fee, by emailing the SEC at publicinfo@sec.gov.
Dealer Prospectus Delivery Obligations
All dealers that effect transactions in these securities are required to deliver a Prospectus.
EDGAR Contract Identifier:  C000261253

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2025
For
MEMBERS® ZONE ANNUITY
Offered by
MEMBERS LIFE INSURANCE COMPANY
2000 Heritage Way
Waverly, Iowa 50677-9202
(800) 798-5500
This Statement of Additional Information (“SAI”) is not a Prospectus.  It should be read in conjunction with the Prospectus for the MEMBERS® Zone Annuity Single Premium Deferred Index Annuity Contract (the
“Contract”), dated May 1, 2025 (as amended from time to time). The Prospectus provides detailed information concerning the Contract, which is offered by MEMBERS Life Insurance Company (the
“Company,” “we,” “us,” or “our”), and the Investment Options available thereunder.
Capitalized terms used in this SAI that are not otherwise defined have the meanings set forth in the
Prospectus.
A copy of the Prospectus is available free of charge by writing to the Company’s Administrative Office
(2000 Heritage Way, Waverly, Iowa 50677-9202), by calling 1-800-798-5500 toll free, or by contacting your financial professional.

MEMBERS LIFE INSURANCE COMPANY
The depositor for the MEMBERS Zone Annuity, MEMBERS Life Insurance Company (the “Company”), is
a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). The Company was
formed by CMFG Life on February 27, 1976, as a stock life insurance company under the laws of the
State of Wisconsin for the purpose of writing credit disability insurance. The original name of the
Company was CUDIS Insurance Society, Inc. On August 3, 1989, the Company’s name changed to
CUMIS Life Insurance, Inc., and was subsequently changed to its current name on January 1, 1993.
League Life Insurance Company (Michigan) merged into the Company on January 1, 1992, and
MEMBERS Life Insurance Company (Texas) merged into the Company on January 1, 1993.  The
Company re-domiciled from Wisconsin to Iowa on May 3, 2007. The Company is 100% owned by CMFG
Life. On February 17, 2012, the Company’s Articles of Incorporation were amended and restated to change the Company’s purpose to be the writing of any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa. Currently, the Company has no employees.
CMFG Life is a stock insurance company organized on May 20, 1935, and domiciled in Iowa.  CMFG Life is one of the world’s largest direct underwriters of credit life and disability insurance, and is a major provider of qualified pension products to credit unions. CMFG Life and its affiliated companies currently offer deferred and immediate annuities, individual term and permanent life insurance, and accident and health insurance.  In 2012, CMFG Life was reorganized as a wholly-owned subsidiary of CUNA Mutual
Financial Group, Inc. which is a wholly-owned subsidiary of CUNA Mutual Holding Company, a mutual insurance holding company organized under the laws of the State of Iowa.
The Company is authorized to sell life, health, and annuity policies in all states in the U.S. and the District of Columbia, except New York. As of December 31, 2024 and 2023, the Company had more than $374 million and $387 million in admitted assets and more than $1,714 million and $989 million of life insurance in force, respectively. Currently, the Company services existing blocks of individual and group life policies.
In addition, in August 2013, the Company began issuing a single premium deferred index annuity under the name “MEMBERS® Zone Annuity.” In July 2016, the Company began issuing a flexible premium deferred variable and index-linked annuity contract under the name MEMBERS® Horizon Flexible
Premium Deferred Variable and Index Linked Annuity.  In December 2018, the Company began issuing a flexible premium variable and index-linked annuity contract under the name TruStage™ Horizon II Annuity contract.  In August 2019, the Company began issuing a single premium deferred index annuity under the name TruStage™ Zone Income Annuity.  In July 2021, the Company began issuing a single premium deferred index annuity under the name TruStage™ ZoneChoice Annuity.
ADDITIONAL CONTRACT PROVISIONS
The Contract
The application, endorsements and all other attached papers are part of the Contract.  The statements made in the application are representations and not warranties.  We will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.
Surrender Charge and Market Value Adjustment Examples
The following are examples of partial withdrawals and full surrender with the application of the Surrender
Charge and Market Value Adjustment. These charges and adjustments are described in more detail in the
Prospectus.
The Surrender Charge is calculated as a percentage of the Contract Value withdrawn or surrendered that exceeds the free annual withdrawal amount during the Initial Index Period.

The MVA reflects, in part, the difference between the effective yield of the Constant Maturity Treasury rate for a duration equal to the Initial Index Period and the effective yield of the Constant Maturity Treasury rate for a duration equal to the remaining length of the Initial Index Period at the time of surrender. The
Constant Maturity Treasury rate is a rate representing the average yield of various Treasury securities.
The calculation also reflects in part the difference between the effective yield of the ICE BofAML Index
1-10 Year U.S. Corporate Constrained Index, Asset Swap Spread (the “ICE BofAML Index”), a rate representative of investment grade corporate debt credit spreads in the U.S., on the Contract Issue Date and the effective yield of the ICE BofAML Index at the time of surrender or partial withdrawal. The greater the difference in those yields, respectively, the greater the effect the MVA will have.
The amount of the MVA also reflects in part the Credited Index Interest Rate determined at the time of surrender or partial withdrawal. We use the Credited Index Interest Rate to either decrease or increase the amount of the MVA. If the Credited Index Interest Rate is positive, we divide the amount of the withdrawal subject to the MVA by the Credited Index Interest Rate plus 1 which will decrease the amount subject to the market value adjustment factor and therefore reduce the amount of any positive or negative
MVA. Conversely, if the Credited Index Interest Rate is negative, we divide the amount of the withdrawal subject to the MVA by the Credited Index Interest Rate plus 1 which will increase the amount subject to the market value adjustment factor and therefore increase the amount of any positive or negative MVA. If the Credited Index Interest Rate is 0%, we divide the amount of the withdrawal subject to the MVA by the
Credited Index Interest Rate plus 1 which will not change the amount subject to the market value adjustment factor and therefore will not change the amount of any positive or negative MVA. If the Index has increased since the date on which we determined the Initial Index Value for the Current Contract
Year, the Credited Index Interest Rate will be positive. If the Index has decreased since the date on which we determined the Initial Index Value for the Current Contract Year, the Credited Index Interest Rate will be negative.

The MVA is calculated using the following formula: MVA = (W / (1+ IIR* ) ) x ( MVAF - 1 ).
W=	the amount of the partial withdrawal or surrender that exceeds the free annual withdrawal amount.
IIR*=	Credited Index Interest Rate equal to (A/B) – 1 where:
A = The Adjusted Index Value
B = The Initial Index Value for the current Contract Year.
MVAF=	((1 + I + K)/(1 + J + L)) ^N
I = The Constant Maturity Treasury rate for a maturity consistent with the Initial Index Period.
J = The Constant Maturity Treasury rate for a maturity consistent with the remaining length of the Initial Index Period
K = The ICE BofAML Index as of the Contract Issue Date.
L = The ICE BofAML Index as of the withdrawal date.
N = The number of years (whole and partial) from the current date until the end of the Initial Index Period.
We determine I based on the Initial Index Period you have chosen.  For example, if you choose the 10-
year Initial Index Period at issue, then I would correspond to the 10-year Constant Maturity Treasury rate at the time we issue the Contract.  We determine J when you take a partial withdrawal or surrender.  For example, if you chose the 10-year Initial Index Period at issue and surrender the Contract 2 years into the
Initial Index Period, J would correspond to the Constant Maturity Treasury rate consistent with the time remaining in the Initial Index Period or 8 years (8 = 10 - 2).  For I and J where there is no Constant
Maturity Treasury rate declared, we will use linear interpolation of the Constant Maturity Rates Index with maturities closest to N to determine I and J. The value of K and L on any Business Day will be equal to the closing value of the ICE BofAML Index on the previous Business Day.

The Company uses both the Constant Maturity Treasury rate and ICE BofAML Index 1-10 Year U.S.
Corporate Constrained Index Asset Swap Spread in determining any MVA since together both indices represent a broad mix of investments whose values may be affected by changes in market interest rates.
If the publication of any component of the Market Value Adjustment Indices is discontinued or if the calculation of the Market Value Adjustment Indices is changed substantially, we may substitute a new index for the discontinued or substantially changed index, subject to approval by the insurance department in your state. Before we substitute an index, we will notify you in writing of the substitution.
The examples below illustrate partial withdrawals and a full surrender during the Initial Index Period. For all examples, assume the following information at the last Contract Anniversary:

	Secure Account	Growth Account
Allocation	75%	25%
Initial Floor	0%	-10%
Initial Cap	3.50%	14.00%
S&P 500 Index Value	1,000.00	1,000.00
(Initial Index Value) x (1 + Floor)	1,000.00	900.00
(Initial Index Value) x (1 + Cap)	1,035.00	1,140.00

Initial Index Period		10 Years
Total Contract Value		$100,000
I = 10-Year Constant Maturity Treasury Rate		3.50%
K = The BofAML 1-10 Year U.S. Corporate Constrained Index Asset Swap Spread		1.00%
Example 1 – Partial Withdrawal with a Negative MVA
Assume the following information at the time of partial withdrawal 1.5 years after the Contract Issue Date:

Gross partial withdrawal	$50,000.00
Closing S&P 500 Index Value	1,200.00
J = 8.5 Year Constant Maturity Treasury Rate	4.00%
L = The BofAML 1-10 Year U.S. Corporate Constrained Index Asset Swap Spread	1.50%
N = Years Remaining in Initial Index Period	8.50 Years
Surrender Charge Percent	9.00%
We take the following steps to determine the net partial withdrawal amount (excluding taxes) payable to the Owner:
First, we determine Credited Index Interest and Contract Value for each Risk Control Account at the time of the partial withdrawal. With respect to the Secure Account, because the Closing Index Value is greater than the Initial Index Value multiplied by the sum of 1 + Cap, Credited Index Interest equals the Contract
Value held in the Secure Account ($75,000) multiplied by the Initial Index Rate Cap (3.50%) or $2,625.00.
We then add the Credited Index Interest ($2,625.00) to the Contract Value in the Secure Account
($75,000) to determine the Contract Value in the Secure Account at the time of partial withdrawal
($77,625.00).

We follow the same steps in determining Credited Index Interest and Contract Value for the Growth
Account at the time of the partial withdrawal. With respect to the Growth Account, because the Closing
Index Value is greater than the Initial Index Value multiplied by the sum of 1 + Cap, Credited Index
Interest equals the Contract Value held in the Secure Account ($25,000.00) multiplied by the Initial Index
Rate Cap (14.00%) or $3,500.00. We then add the Credited Index Interest ($3,500.00) to the Contract
Value in the Secure Account ($25,000.00) to determine the Contract Value in the Growth Account at the time of partial withdrawal ($28,500.00).
Second, we determine the free annual withdrawal amount available in connection with a partial withdrawal from each Risk Control Account at the time of the partial withdrawal. We determine the free annual withdrawal amount for each Risk Control Account on a proportional basis based on the Contract Value held in each Risk Control Account. The free annual withdrawal amount is equal to 10% of the Contract
Value at the beginning of the Contract Year ($100,000.00) or $10,000.00. We determine the portion of the free annual withdrawal amount available from the Secure Account by calculating the percentage of
Contract Value held in the Secure Account. We divide the Secure Account Value ($77,625.00) by the sum of the Secure Account Value ($77,625.00) and the Growth Account Value ($28,500.00). The result is then multiplied by the free annual withdrawal amount (10,000.00) to determine the free annual withdrawal amount available in connection with a withdrawal from the Secure Account ($7,314.49).
We follow the same steps in determining the free annual withdrawal amount available in connection with a partial withdrawal from the Growth Account at the time of the partial withdrawal. We determine the portion of the free annual withdrawal amount available from the Growth Account by calculating the percentage of
Contract Value held in the Growth Account. We divide the Growth Account Value ($28,500.00) by the sum of the Secure Account Value ($77,625.00) and the Growth Account Value ($28,500.00). The result is then multiplied by the free annual withdrawal amount ($10,000.00) to determine the free annual withdrawal amount available in connection with a withdrawal from the Growth Account ($2,685.51).
Third, we calculate the amount of the partial withdrawal to be taken from each Risk Control Account. We determine the gross partial withdrawal amount for each Risk Control Account on a proportional basis based on the Contract Value held in each Risk Control Account. We determine the portion of the gross partial withdrawal to be taken from the Secure Account by multiplying the percentage of Contract Value held in the Secure Account by the gross partial withdrawal amount ($50,000.00), which equals
$36,572.44.
We follow the same steps in determining the amount of the gross partial withdrawal to be taken from the
Growth Account at the time of the partial withdrawal. We determine the portion of the gross partial withdrawal to be taken from the Growth Account by multiplying the percentage of Contract Value held in the Growth Account by the gross partial withdrawal amount ($50,000.00), which equals $13,427.56.
Fourth, we determine the amount of the gross partial withdrawal that may be subject to a Surrender
Charge and MVA for each Risk Control Account. We do this by subtracting the free annual withdrawal amount available from the Risk Control Account from the gross partial withdrawal amount for the Risk
Control Account. For the Secure Account, the gross partial withdrawal amount ($36,572.44) minus the portion of free annual withdrawal amount available from the Secure Account in connection with the partial withdrawal ($7,314.49) equals $29,257.95.  For the Growth Account, the gross partial withdrawal amount
($13,427.56) minus the portion of free annual withdrawal amount available from the Growth Account in connection with the partial withdrawal ($2,685.51) equals $10,742.05.
Fifth, we determine the amount of the Surrender Charge that would be deducted from the gross partial withdrawal amount for each Risk Control Account. We do this by multiplying the amount of the gross partial withdrawal that may be subject to a Surrender Charge by the applicable Surrender Charge percentage for each Risk Control Account. For the Secure Account, the amount of the gross partial withdrawal subject to a Surrender Charge ($29,257.95) multiplied by the Surrender Charge percentage
(9%) equals $2,633.22. For the Growth Account, the amount of the gross partial withdrawal subject to a

Surrender Charge ($10,742.05) multiplied by the Surrender Charge percentage (9%) equals $966.78. The total Surrender Charge deducted in connection with the partial withdrawal equals $3,600.00 ($2,633.22 plus $966.78).
Sixth, we determine the MVA that would be applied to the gross partial withdrawal amount for each Risk
Control Account. For each Risk Control Account, we do this by dividing the amount of the gross partial withdrawal that may be subject to an MVA by the sum of 1 plus the cumulative Index Interest Rate credited to date in the current Contract Year and multiply the result by the Market Value Adjustment factor
(“MVAF”). (The MVAF is equal to (((1 + I + K) / (1 + J + L))^N) – 1 and for this example is equal to
-0.0778.) For the Secure Account, we would divide $29,257.95 by 1.035 then multiply the result by
-0.0778 which equals a negative MVA of $2,198.25. For the Growth Account, we would divide $10,742.05 by 1.14 then multiply the result by -0.0778 which equals a negative MVA of $732.75. The total MVA applied in connection with the partial withdrawal is a negative MVA of $2,931.00 (-$2,198.25 plus
-$732.75).
The amount of the net partial withdrawal paid the Owner from each Risk Control Account equals the gross partial withdrawal amount less the Surrender Charge and MVA. For the Secure Account, that equals
$36,572.44 - $2,633.22 - $2,198.25 or $31,740.97. For the Growth Account, that equals $13,427.56 -
$966.78 - $732.75 or $11,728.03. The total net partial withdrawal paid the Owner is $43,469.00
($31,740.97 plus $11,728.03).
The Contract Value remaining in each Risk Control Account after the partial withdrawal equals the
Contract Value in the Risk Control Account at the beginning of the Contract Year plus any Credited
Indexed Interest and less the gross partial withdrawal amount. For the Secure Account, that equals
$75,000.00 + $2,625.00 - $36,572.44 or $41,052.56. For the Growth Account, that equals $25,000.00 +
$3,500.00 - $13,427.56 or $15,072.44. The total Contract Value in both Risk Control Accounts after the partial withdrawal is $56,125.00 ($41,052.56 plus $15,072.44).
Example 2 – Partial Withdrawal with Positive MVA
Assume the following information at the time of partial withdrawal 1.5 years after the Contract Issue Date:

Gross partial withdrawal	$50,000.00
Closing S&P 500 Index Value	1,200.00
J = 8.5 Year Constant Maturity Treasury Rate	3.00%
L = The BofAML 1-10 Year U.S. Corporate Constrained Index Asset Swap Spread	0.85%
N = Years Remaining in Initial Index Period	8.50 Years
Surrender Charge Percent	9.00%
We take the following steps to determine the net partial withdrawal amount (excluding taxes) payable to the Owner.
First, we determine Credited Index Interest and Contract Value for each Risk Control Account at the time of the partial withdrawal. With respect to the Secure Account, because the Closing Index Value is greater than the Initial Index Value multiplied by the sum of 1 + the Cap, Credited Index Interest equals the
Contract Value held in the Secure Account ($75,000) multiplied by the Initial Index Rate Cap (3.50%) or
$2,625.00. We then add the Credited Index Interest ($2,625.00) to the Contract Value in the Secure
Account ($75,000) to determine the Contract Value in the Secure Account at the time of partial withdrawal
($77,625.00).

We follow the same steps in determining Credited Index Interest and Contract Value for the Growth
Account at the time of the partial withdrawal. With respect to the Growth Account, because the Closing
Index Value is greater than the Initial Index Value multiplied by the sum of 1 + Cap, Credited Index
Interest equals the Contract Value held in the Growth Account ($25,000) multiplied by the Initial Index
Rate Cap (14.00%) or $3,500.00. We then add the Credited Index Interest ($3,500.00) to the Contract
Value in the Growth Account ($25,000.00) to determine the Contract Value in the Growth Account at the time of partial withdrawal ($28,500.00).
Second, we determine the free annual withdrawal amount available in connection with a partial withdrawal from each Risk Control Account at the time of the partial withdrawal. We determine the free annual withdrawal amount for each Risk Control Account on a proportional basis based on the Contract Value held in each Risk Control Account. The free annual withdrawal amount is equal to 10% of the Contract
Value at the beginning of the Contract Year ($100,000.00) or $10,000.00. We determine the portion of the free annual withdrawal amount available from the Secure Account by calculating the percentage of
Contract Value held in the Secure Account. We divide the Secure Account Value ($77,625.00) by the sum of the Secure Account Value ($77,625.00) and the Growth Account Value ($28,500.00). The result is then multiplied by the free annual withdrawal amount $10,000.00) to determine the free annual withdrawal amount available in connection with a withdrawal from the Secure Account ($7,314.49).
We follow the same steps in determining the free annual withdrawal amount available in connection with a partial withdrawal from the Growth Account at the time of the partial withdrawal. We determine the portion of the free annual withdrawal amount available from the Growth Account by calculating the percentage of
Contract Value held in the Growth Account. We divide the Growth Account Value ($28,500.00) by the sum of the Secure Account Value ($77,625.00) and the Growth Account Value ($28,500.00). The result is then multiplied by the free annual withdrawal amount $10,000.00) to determine the free annual withdrawal amount available in connection with a withdrawal from the Growth Account ($2,685.51).
Third, we calculate the amount of the partial withdrawal to be taken from each Risk Control Account. We determine the gross partial withdrawal amount for each Risk Control Account on a proportional basis based on the Contract Value held in each Risk Control Account. We determine the portion of the gross partial withdrawal to be taken from the Secure Account by multiplying the percentage of Contract Value held in the Secure Account (73.14%) by the gross partial withdrawal amount ($50,000.00) to determine the amount of the partial withdrawal to be taken from the Secure Account ($36,572.44).
We follow the same steps in determining the amount of the gross partial withdrawal to be taken from the
Growth Account at the time of the partial withdrawal. We determine the portion of the gross partial withdrawal to be taken from the Growth Account by multiplying the percentage of Contract Value held in the Growth Account (26.86%) by the gross partial withdrawal amount ($50,000.00) to determine the amount of the partial withdrawal to be taken from the Growth Account ($13,427.56).
Fourth, we determine the amount of the gross partial withdrawal that may be subject to a Surrender
Charge and MVA for each Risk Control Account. We do this by subtracting the free annual withdrawal amount available from the Risk Control Account from the gross partial withdrawal amount for the Risk
Control Account. For the Secure Account, the gross partial withdrawal amount ($36,572.44) minus the portion of free annual withdrawal amount available from the Secure Account in connection with the partial withdrawal ($7,314.49) equals $29,257.95. For the Growth Account, the gross partial withdrawal amount
($13,427.56) minus the portion of free annual withdrawal amount available from the Growth Account in connection with the partial withdrawal ($2,685.51) equals $10,742.05.
Fifth, we determine the amount of the Surrender Charge that would be deducted from the gross partial withdrawal amount for each Risk Control Account. We do this by multiplying the amount of the gross partial withdrawal that may be subject to a Surrender Charge by the applicable Surrender Charge percentage for each Risk Control Account. For the Secure Account, the amount of the gross partial withdrawal subject to a Surrender Charge ($29,257.95) multiplied by the Surrender Charge percentage

(9%) equals $2,633.22. For the Growth Account, the amount of the gross partial withdrawal subject to a
Surrender Charge ($10,742.05) multiplied by the Surrender Charge percentage (9%) equals $966.78. The total Surrender Charge deducted in connection with the partial withdrawal equals $3,600.00 ($2,633.22 plus $966.78).
Sixth, we determine the MVA that would be applied to the gross partial withdrawal amount for each Risk
Control Account. For each Risk Control Account, we do this by dividing the amount of the gross partial withdrawal that may be subject to an MVA by the sum of 1 plus the cumulative Index Interest Rate credited to date in the current Contract Year and multiply the result by the Market Value Adjustment factor
(“MVAF”). (The MVAF is equal to (((1 + I + K) / (1 + J + L))^N) – 1 and for this example is equal to 0.0545.)
For the Secure Account, we would divide $29,257.95 by 1.035 then multiply the result by 0.0545 which equals a positive MVA of $1,539.72. For the Growth Account, we would divide $10,742.05 by 1.14 then multiply the result by 0.0545 which equals a positive MVA of $513.24. The total MVA applied in connection with the partial withdrawal is a positive MVA of $2,052.96 ($1,539.72 plus $513.24).
The amount of the net partial withdrawal paid the Owner from each Risk Control Account equals the gross partial withdrawal amount less the Surrender Charge plus the MVA. For the Secure Account, that equals
$36,572.44 - $2,633.22 + $1,539.72 or $35,478.94. For the Growth Account, that equals $13,427.56 -
$966.78 + $513.24 or $12,974.02. The total net partial withdrawal paid the Owner is $48,452.96
($35,478.94 plus $12,974.02).
The Contract Value remaining in each Risk Control Account after the partial withdrawal equals the
Contract Value in the Risk Control Account at the beginning of the Contract Year plus any Credited
Indexed Interest and less the gross partial withdrawal amount. For the Secure Account, that equals
$75,000.00 + $2,625.00 - $36,572.44 or $41,052.56. For the Growth Account, that equals $25,000 +
$3,500.00 - $13,427.56 or $15,072.44. The total Contract Value in both Risk Control Accounts after the partial withdrawal is $56,125.00 ($41,052.56 plus $15,072.44).
Example 3 –Full Surrender of Contract on First Day of Second Contract Year with Negative MVA
Assume at time of first Contract Anniversary:

Closing S&P 500 Index Value	950.00
J = 9 Year Constant Maturity Treasury Rate	4.00%
L = The BofAML 1-10 Year U.S. Corporate Constrained Index Asset Swap Spread	1.50%
N = Years Remaining in Initial Index Period	9 Years
Surrender Charge Percent	9.00%
We take the following steps to determine the Surrender Value (excluding taxes) payable to the Owner. For purposes of this example, we assume the surrender takes place on the first day of the second Contract
Year.
First, upon the Contract Anniversary, we calculate and apply Credited Index Interest to each Risk Control
Account. The Automatic Rebalancing Program then transfers Contract Value between the Risk Control
Accounts in accordance with the Owner’s most recently communicated allocation instructions. First, we determine Credited Index Interest and Contract Value for each Risk Control Account on the Contract
Anniversary. With respect to the Secure Account, because the Closing Index Value is less than the Initial
Index Value multiplied by the sum of 1 + the Floor, no Credited Index Interest would be credited to
Contract Value held in the Secure Account ($75,000). With respect to the Growth Account, because the
Closing Index Value is greater than the Initial Index Value multiplied by the sum of 1 + Floor and the
Closing Index Value is less than the Initial Index Value multiplied by the sum of 1 + Cap, we would apply
Credited Index Interest to Contract Value held in the Growth Account ($25,000). Because the Closing

Index Value is less than the Initial Index Value, we will credit negative Credited Index Interest to the
Contract Value held in the Growth Account. The negative Credited Index Interest we will credit equals the
Contract Value held in the Growth Account ($25,000) multiplied by the Closing Index Value (950) divided by Initial Index Value (1,000) minus 1 or -$1,250.00. We then apply the negative Credited Index Interest
(-$1,250.00) to the Contract Value in the Growth Account ($25,000) to determine the Contract Value in the
Growth Account on the Contract Anniversary ($23,750).
The Automatic Rebalancing Program then transfers Contract Value between the Risk Control Accounts as noted in the chart below:

Before Rebalancing:
Risk Control Account	Account Value	Percentage
Secure	$75,000.00	75.95%
Growth	$23,750.00	24.05%
Contract Value	$98,750.00	100.00%

After Rebalancing:
Risk Control Account	Account Value	Percentage
Secure	$74,062.50	75.00% (-$937.50)
Growth	$24,687.50	25.00% (+$937.50)
Contract Value	$98,750.00	100.00%
Second, we determine the free annual withdrawal amount available in connection with a full surrender from each Risk Control Account at the time of surrender. We determine the free annual withdrawal amount for each Risk Control Account on a proportional basis based on the Contract Value held in each
Risk Control Account. The free annual withdrawal amount is equal to 10% of the Contract Value at the beginning of the Contract Year ($98,750.00) or $9,875.00. We determine the portion of the free annual withdrawal amount available from the Secure Account by calculating the percentage of Contract Value held in the Secure Account. We divide the Secure Account Value ($74,062.50) by the sum of the Secure
Account Value ($74,062.50) and the Growth Account Value ($24,687.50). The result is then multiplied by the free annual withdrawal amount $9,875.00) to determine the free annual withdrawal amount available from the Secure Account ($7,406.25) in connection with the surrender of the Contract.
We follow the same steps in determining the free annual withdrawal amount available from the Growth
Account at the time of surrender. We determine the portion of the free annual withdrawal amount available from the Growth Account by calculating the percentage of Contract Value held in the Growth
Account. We divide the Growth Account Value ($24,687.50) by the sum of the Secure Account Value
($74,062.50) and the Growth Account Value ($24,687.50). The result is then multiplied by the free annual withdrawal amount $9,875.00) to determine the free annual withdrawal amount available from the Growth
Account ($2,468.75).
Third, we determine the amount of the withdrawal that may be subject to a Surrender Charge and MVA for each Risk Control Account. We do this by subtracting the free annual withdrawal amount available from the Contract Value in the Risk Control Account. For the Secure Account, the Secure Account Value
($74,062.50) minus the portion of free annual withdrawal amount available from the Secure Account in connection with the surrender ($7,406.25) equals $66,656.25. For the Growth Account, the Growth
Account Value ($24,687.50) minus the portion of free annual withdrawal amount available from the
Growth Account in connection with the surrender ($2,468.75) equals $22,218.75.
Fourth, we determine the amount of the Surrender Charge that would be deducted from the Contract
Value in each Risk Control Account. We do this by multiplying the amount of the Contract Value that may be subject to a Surrender Charge by the applicable Surrender Charge percentage for each Risk Control
Account. For the Secure Account, the Secure Account Value subject to a Surrender Charge ($66,656.25)
multiplied by the Surrender Charge percentage (9%) equals $5,999.06. For the Growth Account, the
Growth Account Value subject to a Surrender Charge ($22,218.75) multiplied by the Surrender Charge percentage (9%) equals $1,999.69. The total Surrender Charge deducted in connection with the surrender of the Contract equals $7,998.75 ($5,999.06 plus $1,999.69).
Fifth, we determine the MVA that would be applied to the Contract Value in each Risk Control Account.
For each Risk Control Account, we do this by dividing the amount of the Contract Value that may be subject to an MVA by the sum of 1 plus the cumulative Index Interest Rate credited to date in the current
Contract Year and multiply the result by the Market Value Adjustment factor (“MVAF”). (The MVAF is equal to (((1 + I + K) / (1 + J + L))^N) – 1 and for this example is equal to -0.0821.) For the Secure Account, we would divide $66,656.25 by 1.00 then multiply the result by -0.0821 which equals a negative MVA of
$5,475.42. For the Growth Account, we would divide $22,218.75 by 1.00 then multiply the result by
-0.0821 which equals a negative MVA of $1,825.14. The total MVA applied in connection with the surrender of the Contract is a negative MVA of $7,300.56 ($5,475.42 plus $1,825.14).
The net amount paid the Owner from the surrender of the Contract from each Risk Control Account equals the Contract Value in the Risk Control Account less the Surrender Charge and the MVA. For the
Secure Account, that equals $74,062.50 - $5,999.06 - $5,475.42 or $62,588.02. For the Growth Account,
that equals $24,687.50 - $1,999.69 - $1,825.14 or $20,862.67. The total net amount paid the Owner from the surrender of the Contract is $83,450.69 ($62,588.02 plus $20,862.67). Following the surrender of the
Contract, there would be no Contract Value remaining under the Contract.
PRINCIPAL UNDERWRITER
We no longer offer new Contracts. CUNA Brokerage Services, Inc. (“CBSI”) serves as principal underwriter (or distributor) for the Contract.  CBSI is a Wisconsin corporation and its home office is located at 2000 Heritage Way, Waverly, Iowa 50677.  CBSI is our indirect, wholly-owned subsidiary, and is registered as a broker-dealer with the Securities and Exchange Commission (“SEC”) under the Securities
Exchange Act of 1934, as amended, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority, Inc.
CBSI enters into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services. Registered representatives of other selling firms are appointed as our insurance agents.
CBSI also offered securities to customers through CBSI registered representatives until May of 2022. The majority of these former CBSI registered representatives, which primarily include employees of CBSI’s affiliates or the credit union where their FINRA registered branch is located, registered with LPL Financial
LLC (“LLP”) through an agreement with CBSI. LPL is one of the selling firms.
Selling firms pay their registered representatives a portion of the commissions received for their sales of the Contract. Registered representatives may also be eligible for various cash benefits and non-cash compensation programs, such as conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, where sales of the Contract help such registered representatives qualify. We may pay certain selling firms additional amounts for promoting the Contract and/or educating their registered representatives about the Contract. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.
CBSI received sales compensation with respect to the Contracts in the following amounts during the periods indicated:

Fiscal Year	Aggregate Amount of Commissions Paid to CBSI	Aggregate Amount of Commissions Retained by CBSI After Payments to its Registered Persons and Selling Firms
2024	$868,439	$209,560
2023	$903,042	$220,464
2022	$989,330	$232,797
In addition to the compensation paid for sales of the Contracts, we pay compensation when an Owner annuitizes all or a portion of his or her Contract and elects a life contingent annuity payout after the first
Contract Year.
INCOME PAYMENTS
We use fixed rates of interest to determine the amount of income payments payable under the Income
Payout Options. Income Payout Options offered under your Contract are described under “Income Payout
Options” in the Prospectus. Income Payout Options on a variable basis are not offered under your
Contract.
OTHER INFORMATION
A registration statement on Form N-4 (the “Registration Statement”) has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract discussed in this SAI.  Not all the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this SAI. Statements contained in this SAI concerning the content of the Contract and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the Prospectus filed with the SEC.
CUSTODIAN - Not Applicable.
EXPERTS
The statutory basis financial statements of MEMBERS Life Insurance Company, incorporated by reference in the Registration Statement, have been audited by Deloitte & Touche LLP, an independent auditor, as stated in their report. Such report expresses an unmodified opinion on such financial statements prepared in accordance with the accounting practices prescribed or permitted by the Iowa
Department of Commerce, Insurance Division; and which expresses an adverse opinion that the statutory basis financial statements are not fairly presented in accordance with accounting principles generally accepted in the United States of America as the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive. Such financial statements are incorporated by reference in reliance upon the report of such firm given their authority as experts in accounting and auditing.
The principal business address of Deloitte & Touche LLP is 111 S. Wacker Dr., Chicago, Illinois 60606.
MEMBERS LIFE INSURANCE COMPANY FINANCIAL STATEMENTS
The Company's statutory basis financial statements are hereby incorporated by reference to the Form N-
VPFS filed with the SEC by the Company on April 1, 2025. You should consider the Company’s financial statements only as bearing on the Company’s ability to meet its obligations under your Contract.
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
None.

PART C
OTHER INFORMATION
Item 27.  Exhibits.

Exhibit Item Number	Description	Incorporated by Reference to	Filed Herewith
(a)	Board of Directors Resolution.
(a)(1)	Resolutions of the Board of Directors of MEMBERS Life Insurance Company (“MLIC”) authorizing the establishment of the MEMBERS Zone Annuity (the “Registrant”)		X
(b)	Custodian Agreements - Not Applicable
(c)	Underwriting Contracts.
(c)(1)	Distribution Agreement dated June 11, 2013.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(c)(2)	Selling and Services Agreement.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(c)(3)	Distribution Agreement dated September 9, 2013.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed November 27, 2013. (File No. 333-192603).
(c)(4)	Amended and Restated Distribution Agreement dated as of January 7, 2016.	Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4, filed January 29, 2016. (File No. 333-207276).
(c)(5)(a)	Expense Sharing Agreement dated December 31, 2013.	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed April 4, 2014. (File No. 333-192603).
(c)(5)(b)	Amended and Restated Expense Sharing Agreement dated January 1, 2015.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed March 25, 2015. (File No. 333-202984).
(d)	Contracts.

(d)(1)	Forms of Contract	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(d)(2)	Form of Change of Annuitant Endorsement.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(d)(3)	Form of Roth IRA Endorsement.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(d)(4)	Form of IRA Endorsement.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(d)(5)	Form of Amendment to Application Endorsement.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(d)(6)	Bailout Provision Rider.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form S-1, filed August 2, 2013. (File No. 333-186477).
(e)	Applications.
(e)(1)	Form of Application.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(f)	Insurance Company’s Certificate of Incorporation and By-Laws.
(f)(1)	Articles of Incorporation of MLIC.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed February 6, 2013. (File No. 333-186477).
(f)(2)	Bylaws of MLIC	Incorporated herein by reference to the initial filing of the Registration Statement on Form N-4, filed January 29, 2016. (File No. 333-207276).
(g)	Reinsurance Contracts.

(g)(1)	Coinsurance Agreement dated October 31, 2012.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(g)(2)	Coinsurance Agreement dated January 1, 2013.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed June 12, 2013. (File No. 333-186477).
(g)(2)(a)	First Amendment to Coinsurance Agreement dated January 1, 2014.	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed April 4, 2014. (File No. 333-192603).
(g)(2)(b)	Second Amendment to Coinsurance Agreement dated November 18, 2014.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed December 20, 2017. (File No. 333-222172).
(g)(2)(c)	Third Amendment to Coinsurance Agreement dated March 24, 2015.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed December 20, 2017. (File No. 333-222172).
(g)(2)(d)	Fourth Amendment to Coinsurance Agreement dated August 31, 2015.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed December 20, 2017. (File No. 333-222172).
(g)(2)(e)	Fifth Amendment to Coinsurance Agreement dated December 18, 2015.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed December 20, 2017. (File No. 3333-222172).
(g)(2)(f)	Sixth Amendment to Coinsurance Agreement dated October 20, 2017.	Incorporated herein by reference to the initial filing of the Registration Statement on Form S-1, filed December 20, 2017. (File No. 333-222172).
(g)(2)(g)	Amended and Restated Coinsurance and Modified Coinsurance Agreement dated January 1, 2019.	Incorporated herein by reference to the Post-Effective Amendment No. 2 to the Registration Statement on Form S-1, filed April 16, 2020 (File No. 333-222172).
(g)(3)	Amended and Restated Coinsurance Agreement dated February 4, 2021.	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed April 6, 2022. (File No. 333-250022).

(g)(3)(a)	Second Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated November 23, 2021.	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed April 6, 2022. (File No. 333-250022).
(g)(3)(b)	Third Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated October 10, 2022.	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-1, filed April 14, 2023. (File No. 333-250022).
(g)(3)(c)	Fourth Amendment to Amended and Restated Coinsurance and Modified Coinsurance Agreement dated April 17, 2023.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1, filed April 19, 2024. (File No. 333-276341).
(g)(7)(a)	Amended and Restated Expense Sharing Agreement dated January 1, 2015.	Incorporated herein by reference to Post-Effective Amendment. No 1 to the Registration Statement on Form N-4, filed March 31, 2017. (File No. 333-207276).
(h)	Participation Agreements – Not Applicable
(i)	Administrative Contracts - Not Applicable
(j)	Other Material Contracts - Not Applicable
(k)	Legal Opinion
(k)(1)	Legal Opinion of Britney Schnathorst		X
(l)	Other Opinions.
(l)(1)	Consent of Independent Auditor		X
(m)	Omitted Financial Statements - Not Applicable
(n)	Initial Capital Agreements - Not Applicable
(o)	Form of Initial Summary Prospectus - Not Applicable
(p)	Power of Attorney.
(p)(1)	Powers of Attorney		X
(q)	Letter Regarding Change in Certifying Accountant - Not Applicable
(r)	Historical Current Limits on Index Gains		X
Item 28.  Directors and Officers of the Insurance Company.
Set forth below is information regarding the directors and principal officers of MLIC. Unless otherwise noted, the business address of each person below is:  5910 Mineral Point Road, Madison, Wisconsin
53705.

Name	Positions and Officers with Depositor
Tammy L. Schultz(2)	President and Director
Brian J. Borakove(1)	Treasurer
Paul D. Barbato(1)	Secretary and Director
Jennifer M. Kraus-Florin(1)	Director
Abigail R. Rodriguez(1)	Director
William A. Karls(1)	Director

(1)5910 Mineral Point Road, Madison, Wisconsin 53705
(2)440 Mt. Rushmore Road, Rapid City, South Dakota 57701
Item 29.  Persons Controlled by or Under Common Control with the Insurance Company
MLIC is a wholly-owned direct subsidiary of CMFG Life Insurance Company (“CMFG Life”). MLIC is a
stock life insurance company organized under the laws of the State of Iowa for the purpose of writing any and all of the lines of insurance and annuity business authorized by Iowa Code Chapter 508 and any other line of insurance or annuity business authorized by the laws of the State of Iowa.
Various companies and other entities are controlled by CMFG Life and may be considered to be under common control with MLIC. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.
CUNA Mutual Holding Company Organizational Chart
As of February 28, 2025
CUNA Mutual Holding Company is a mutual insurance holding company, and as such is controlled by its policy owners. CUNA Mutual Holding Company was formed under the Plan of Reorganization of CMFG
Life Insurance Company. CUNA Mutual Holding Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries:
TruStage Financial Group, Inc.
State of domiciled:  Iowa

	Entity				Ownership
1.	CUNA Mutual Global Holdings, Inc. State of domicile: Iowa				25.58% TruStage Financial Group, Inc. 74.42% CMFG Life Insurance Company
2.	TruStage Ventures, LLC State of domicile: Iowa				100%
		Happy Monday Holdings, Inc. State of domicile: Delaware			46.6%
		1.		Happy Money, Inc. State of domicile: Delaware	100%
3.	SafetyNet Insurance Agency, LLC State of domicile: Iowa				100%
4.	TruStage Ventures Discovery Fund, LLC State of domicile: Iowa				100%
5.	CMFG Life Insurance Company State of domicile: Iowa				100%

CMFG Life Insurance Company, either directly or indirectly, is the controlling company of the following wholly-owned subsidiaries, all of which are included in the CMFG Life Insurance
Company’s consolidated financial statements:

	A.	CUNA Mutual Investment Corporation owns the following: State of domicile: Wisconsin			100%
		1.	CUMIS Insurance Society, Inc. owns the following: State of domicile: Iowa		100%
			a.	CUMIS Specialty Insurance Company, Inc. State of domicile: Iowa	100%

		b.	CUMIS Mortgage Reinsurance Company State of domicile: Wisconsin	100%
	2.	CUNA Brokerage Services, Inc. State of domicile: Wisconsin		100%
	3.	CUNA Mutual Insurance Agency, Inc. State of domicile: Wisconsin		100%
	4.	CUMIS Vermont, Inc. State of domicile: Vermont		100%
	5.	International Commons, Inc. State of domicile: Wisconsin		100%
	6.	MEMBERS Capital Advisors, Inc. State of domicile: Iowa		100%
		a.	MCA Fund I GP LLC State of domicile: Delaware	100%
		b.	MCA Fund II GP LLC State of domicile: Delaware	100%
		c.	MCA Fund III GP LLC State of domicile: Delaware	100%
		d.	MCA Fund IV GP LLC State of domicile: Delaware	100%
		e.	MCA Fund V GP LLC State of domicile: Delaware	100%
		f.	MCA Fund VI GP LLC State of domicile: Delaware	100%
	7.	CPI Qualified Plan Consultants, Inc. State of domicile: Delaware		100%
B.	5910 Investments, LLC State of domicile: Delaware			100%
C.	TruStage Insurance Agency, LLC State of domicile: Iowa			100%
D.	CUNA Mutual Management Services, LLC State of domicile: Iowa			100%
	1.	Compliance Systems, LLC State of domicile: Michigan		100%
	2.	CUneXus Solutions, Inc. State of domicile: Delaware		100%
	3.	ForeverCar Holdings, LLC State of domicile: Delaware		100%
		a.	ForeverCar LLC State of domicile: Illinois	100%
		b.	ForeverCar Consumer Credit LLC State of domicile: Illinois	100%
E.	MCA Fund I Holding LLC State of domicile: Delaware			100%
F.	AdvantEdge Digital, LLC State of domicile: Iowa			100%
G.	MCA Fund II Holding LLC State of domicile: Delaware			100%
H.	MCA Fund III Holding LLC State of domicile: Delaware			100%

	I.	American Memorial Life Insurance Company State of domicile: Iowa			100%
	J.	Union Security Insurance Company State of domicile: Iowa			100%
	K.	Family Considerations, Inc. State of domicile: Georgia			100%
	L.	Mt. Rushmore Road, LLC State of domicile: Delaware			100% Preneed Holdings, LLC
	M.	PPP Services, LLC State of domicile: Delaware			100%
	N.	MCA Fund IV Holding LLC State of domicile: Delaware			100%
	O.	MEMBERS Life Insurance Company State of domicile: Iowa			100%
6.	CUNA Mutual Holding Company either directly or indirectly, is the controlling company of the following:
	A.	CUNA Mutual International Finance, Ltd. Domicile: Cayman Islands			100% CUNA Mutual Global Holdings, Inc.
	B.	CUNA Mutual International Holdings, Ltd. Domicile: Cayman Islands			100% CUNA Mutual International Finance, Ltd.
	C.	TruStage Global Holdings, ULC Domicile: Alberta, Canada			100% TruStage Financial Group, Inc.
		1.	TruStage Life of Canada (“TLOC”) Domicile: Toronto, Canada		100% TruStage Global Holdings,
			a.	Association for Personal Resource Planning of Canada Domicile: Ontario, Canada	100% TLOC
		2.	Family Side, Inc. Domicile: Ontario, Canada		100% TruStage Global Holdings,
	D.	CUNA Caribbean Holdings St. Lucia, Ltd. Domicile: St. Lucia			100% CUNA Mutual International
		1.	CUNA Caribbean Insurance Jamaica Limited Domicile: Jamaica		100%
		2.	CUNA Caribbean Insurance OECS Limited Domicile: St. Lucia		100%
		3.	CUNA Mutual Insurance Society Dominicana, S.A. Domicile: Dominican Republic		99.99%
		4.	CUNA Caribbean Insurance Society Limited Domicile: Trinidad and Tobago		100%

Item 30.  Indemnification.
(a)Indemnification of Directors and Officers.  Section 490.202 of the Iowa Business Corporation Act
(the “IBCA”), provides that a corporation's articles of incorporation may contain a provision eliminating or limiting the personal liability of a director to the corporation or its shareholders for monetary damages for any action taken, or failure to take action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on MEMBERS Life Insurance Company (the “Registrant,” “we,” “our,” or “us”) or the
shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Further, Section 490.851 of the IBCA provides that a corporation may indemnify its directors who may be party to a proceeding against liability incurred in the proceeding by reason of such person serving in the capacity of director, if such person has acted in good faith and in a manner reasonably believed by the individual to be in the best interests of the corporation, if the director was acting in an official capacity, and in all other cases that the individual's conduct was at least not opposed to the best interests of the corporation, and in any criminal proceeding if such person had no reasonable cause to believe the individual's conduct was unlawful or the director engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the articles of incorporation.  The indemnity provisions under Section 490.851 do not apply (i) in the case of actions brought by or in the right of the corporation except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct set forth above or (ii) in connection with any proceedings with respect to conduct for which the director was adjudged liable on the basis that the director received a financial benefit to which the director was not entitled, whether or not involving action in the director's official capacity.
In addition, Section 490.852 of the IBCA provides mandatory indemnification of reasonable expenses incurred by a director who is wholly successful in defending any action in which the director was a party because the director is or was a director of the corporation. A director who is a party to a proceeding because the person is a director may also apply for court-ordered indemnification and advance of expenses under Section 490.854 of the IBCA.
Section 490.853 of the IBCA provides that a corporation may, before final disposition of a proceeding, advance funds to pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding because such person is a director if the director delivers the following to the corporation: (1) a written affirmation that the director has met the standard of conduct described above or that the proceeding involved conduct for which liability has been eliminated under the corporation's articles of incorporation and (2) the director's written undertaking to repay any funds advanced if the director is not entitled to mandatory indemnification under Section 490.852 of the
IBCA and it is ultimately determined that the director has not met the standard of conduct described above.
Under Section 490.856 of the IBCA, a corporation may indemnify and advance expenses to an officer of the corporation who is a party to a proceeding because such person is an officer, to the same extent as a director. In addition, if the person is an officer but not a director, further indemnification may be provided by the corporation's articles of incorporation or bylaws, a resolution of the board of directors or by contract, except liability for (1) a proceeding by or in the right of the corporation other than for reasonable expenses incurred in connection with the proceeding and (2) conduct that constitutes receipt by the officer of a financial benefit to which the officer is not entitled, an intentional infliction of harm on the corporation or the shareholders or an intentional violation of criminal law.
Such indemnification is also available to an officer who is also a director if the basis on which the officer is made a party to a proceeding is an act taken or a failure to take action solely as an officer.

Our Amended and Restated Articles of Incorporation provide that our directors will not be liable to us or our shareholders for money damages for any action taken, or any failure to take any action, as a director, except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of Section 490.833 of the IBCA or (4) an intentional violation of criminal law.
Our Amended and Restated Articles of Incorporation also provide that we indemnify each of our directors or officers for any action taken, or any failure to take any action, as a director or officer except liability for (1) the amount of a financial benefit received by a director to which the director is not entitled, (2) an intentional infliction of harm on the Registrant or the shareholders, (3) a violation of
Section 490.833 of the IBCA or (4) an intentional violation of criminal law. Additionally, the Registrant is required to exercise all of its permissive powers as often as necessary to indemnify and advance expenses to its directors and officers to the fullest extent permitted by law.
Our Bylaws also provide indemnification to our directors on the same terms as the indemnification provided in our Amended and Restated Articles of Incorporation. Our Bylaws also provide for advances of expenses to our directors and officers. The indemnification provisions of our Bylaws are not exclusive of any other right which any person seeking indemnification may have or acquire under any statute, our Amended and Restated of Incorporation or any agreement, vote of stockholders or disinterested directors or otherwise.
Section 490.857 of the IBCA provides that a corporation may purchase and maintain insurance on behalf of a person who is a director or officer of a corporation, or who, while a director or officer of a corporation, serves at the corporation's request as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity, against liability asserted against or incurred by that person in that capacity or arising from that person's status as a director or officer, whether or not the corporation would have the power to indemnify or advance expenses to that person against the same liability under the IBCA. As permitted by and in accordance with Section 490.857 of the IBCA, we maintain insurance coverage for our officers and directors as well as insurance coverage to reimburse us for potential costs for indemnification of directors and officers.
(b)Indemnification of Principal Underwriters.  Pursuant to the Distribution Agreement with CBSI,
MLIC has agreed to indemnify CBSI and CBSI’s directors, shareholders, officers, agents and employees and hold each of them harmless from and against any losses, damages, judgments and other costs, fees and expenses, including reasonable attorneys’ fees, resulting from any breach by
MLIC of the Distribution Agreement or from the gross negligence, fraud or willful misconduct of employees and permissible contractors and agents of MLIC.
(c)Undertaking.  Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Securities Act”) may be permitted to directors, officers and controlling persons of the
Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriter.
(a)CUNA Brokerage Services, Inc. (“CBSI”), an affiliate of MLIC, is the principal underwriter for the
Insurance Company. In addition, CBSI is the principal underwriter for CMFG Variable Annuity
Account, CMFG Variable Life Insurance Account and MEMBERS Horizon Variable Separate Account.
The principal business address of CBSI is 2000 Heritage Way, Waverly, Iowa 50677-9202.
(b)Set forth below is certain information regarding the directors and principal officers of CBSI.

Name	Positions and Offices with Principal Underwriter
Paul D. Barbato*	Secretary
Jenny Brock*	Treasurer
Katherine Castro*	Assistant Secretary
Paul J. Chong*	Director and President
Christopher Copeland*	Director
Melissa Haberstich**	Chief Compliance Officer
William A. Karls*	Director
Barth T. Thomas*	Director
Tammy L. Schultz***	Director
  *The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin
53705.
**The principal business address of this persons is:  2000 Heritage Way, Waverly, Iowa 50677.
***The principal business address of this person is: 440 Mt. Rushmore Road, Rapid City, South Dakota
57701.
(c)CBSI is the only principal underwriter. The services provided by CBSI are described in the Distribution
Agreement and Servicing Agreement filed as exhibits to this Registration Statement.

Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Compensation
CUNA Brokerage Services, Inc.	$868,439*	$0*	$209,560*	$658,879*
*Information for fiscal year ended December 31, 2024.
Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a
Contract Adjustment.

Name of the Contract	Number of Contracts outstanding	Total value attributable the Index- and/or Fixed Option subject to an Adjustment	Number of Contracts sold during the prior calendar	Gross premiums received during the prior calendar	Amount of Contract value redeemed during the prior calendar	Combinatio n Contract (Yes/No)
MEMBERS Zone Annuity	25,074	2,551,821,460	0	0	710,617,324	No
*Information for fiscal year ended December 31, 2024.

Item 32.  Location of Accounts and Records.
Not applicable.
Item 33.  Management Services
Not applicable.
Item 34.  Fee Representation and Undertakings
The Company hereby undertakes the following:
1.To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section
10(a)(3) of the Securities Act; and
2.That, for the purpose of determining any liability under the Securities Act, each such post-
effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Madison, and State of Wisconsin on this day of 10th day of April, 2025.
MEMBERS LIFE INSURANCE COMPANY (Registrant)
By: /s/Tammy L. Schultz
Tammy L. Schultz, President
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and as of the dates indicated:

Signature	Title	Date
	President and Director (Principal Executive Officer)	April 10, 2025
*
Tammy L. Schultz
*	Treasurer (Principal Financial & Accounting Officer)	April 10, 2025
Brian J. Borakove
*	Director	April 10, 2025
Jennifer M. Kraus-Florin
*	Director	April 10, 2025
Abigail R. Rodriguez
*	Director	April 10, 2025
William A. Karls
*	Director and Secretary	April 10, 2025
Paul D. Barbato
*By: /s/Britney Schnathorst
Britney Schnathorst
*Pursuant to Power of Attorney dated April 10, 2025, filed electronically with this Registration
Statement on Form N-4 (File No. 333-276341), filed with the Commission on April 10, 2025.